UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments One Freedom Valley Drive Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2010

Date of reporting period: July 31, 2009

Item 1.	Reports to Stockholders.

SEI Daily Income Trust

Semi-Annual Report as of July 31, 2009

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Bond Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 43.8%
Banco Bilbao Vizcaya Argentaria
0.405%, 08/18/09	$8,000	$8,000
0.405%, 08/31/09	10,000	10,000
0.370%, 09/25/09	7,000	7,000
0.320%, 10/19/09	2,000	2,000
Bank of Montreal
0.300%, 09/08/09	1,000	1,000
0.310%, 09/14/09	3,000	3,000
0.360%, 09/16/09	11,000	11,000
Bank of Tokyo-Mitsubishi UFJ
0.830%, 08/10/09	18,000	18,000
Barclays Bank PLC
0.330%, 10/29/09	7,000	7,000
0.340%, 11/02/09	15,000	15,000
0.340%, 11/02/09	1,000	1,000
BNP Paribas
0.830%, 08/20/09	1,500	1,500
0.650%, 09/08/09	1,500	1,500
0.750%, 11/13/09	2,500	2,500
0.650%, 11/20/09	1,000	1,000
0.420%, 02/01/10	4,000	4,000
Credit Agricole
0.430%, 10/16/09	22,000	22,000
0.350%, 10/20/09	1,000	1,000
0.400%, 11/10/09	4,000	4,000
Deutsche Bank
0.300%, 10/26/09	2,000	2,000
Lloyds TSB London
0.465%, 10/19/09	10,000	10,000
0.465%, 10/19/09	7,000	7,000
National Australia Bank
0.370%, 11/10/09	1,000	1,000
0.680%, 11/16/09	20,000	20,000
0.430%, 01/12/10	1,000	1,000
Rabobank Nederland
0.360%, 11/09/09	5,000	5,001
0.510%, 12/22/09	9,000	9,000
Royal Bank of Canada
0.400%, 11/11/10	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Royal Bank of Scotland PLC
0.300%, 08/14/09	$10,000	$10,000
Societe Generale
0.420%, 11/10/09	16,500	16,500
Sumitomo Mitsui Banking
0.650%, 08/14/09	16,500	16,500
0.450%, 08/31/09	1,000	1,000
Svenska Handelsbanken
0.350%, 09/08/09	5,000	5,000
0.350%, 10/07/09	1,000	1,000
0.320%, 10/19/09	2,000	2,000
0.310%, 10/22/09	9,000	9,000
Toronto Dominion Bank
0.450%, 10/19/09	10,000	10,000
0.330%, 11/17/09	1,000	1,000
Westpac Banking
0.340%, 09/17/09	3,000	3,000

Total Certificates of Deposit (Cost $251,501) ($ Thousands)		251,501

COMMERCIAL PAPER (A) (C) — 35.3%
Barton Capital (B)
0.300%, 09/01/09	5,000	4,999
0.310%, 10/09/09	1,000	999
Bryant Park Funding LLC (B)
0.250%, 08/14/09 to 08/24/09	6,058	6,057
CBA Delaware Finance
0.330%, 09/08/09	2,500	2,499
Citigroup Funding
0.400%, 08/04/09	16,000	15,999
Fairway Finance LLC (B)
0.420%, 08/12/09	10,000	9,999
0.360%, 09/14/09 to 09/18/09	18,000	17,991
0.330%, 10/05/09	500	500
Falcon Asset Securitization LLC (B)
0.300%, 10/15/09	1,000	999
Gemini Securitization LLC (B)
0.370%, 09/09/09 to 09/17/09	23,500	23,490
0.360%, 09/15/09	5,000	4,998
General Electric Capital
0.342%, 09/23/09	5,000	4,997
0.320%, 10/22/09	10,000	9,993
Gotham Funding (B)
0.421%, 08/10/09	1,000	1,000
0.451%, 08/14/09	4,500	4,499
0.380%, 08/24/09	1,000	1,000
0.340%, 10/19/09	3,500	3,497
ING US Funding LLC
0.611%, 08/03/09	10,000	10,000
0.631%, 08/04/09	8,000	7,999
JPMorgan Chase Funding (B)
0.501%, 10/19/09	12,000	11,987

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Concluded)

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Liberty Street Funding LLC (B)
0.401%, 08/12/09	$2,000	$2,000
0.250%, 08/27/09	5,000	4,999
0.350%, 09/10/09	3,000	2,999
0.360%, 09/15/09	7,000	6,997
0.300%, 10/26/09 to 10/28/09	3,000	2,997
LMA Americas LLC (B)
0.295%, 08/17/09	2,000	2,000
0.290%, 08/19/09	1,000	1,000
Matchpoint Master Trust (B)
0.250%, 08/17/09	1,000	1,000
0.300%, 09/14/09	550	550
Pfizer
0.280%, 08/31/09	1,000	1,000
Royal Bank of Scotland Group PLC (B)
0.340%, 08/19/09	1,000	1,000
Sheffield Receivables (B)
0.330%, 09/03/09	1,000	1,000
0.300%, 09/09/09	1,000	1,000
0.370%, 09/15/09	4,000	3,998
0.310%, 10/15/09	1,000	999
Starbird Funding (B)
0.250%, 08/28/09	1,000	1,000
Thames Asset Global Securitization (B)
0.270%, 08/18/09	5,000	4,999
Total Capital Canada
0.270%, 08/14/09	1,000	1,000
Toyota Motor Credit
1.919%, 08/04/09	15,000	14,998
0.300%, 11/05/09	3,000	2,998
Tulip Funding (B)
0.270%, 08/18/09	1,000	1,000

Total Commercial Paper (Cost $203,036) ($ Thousands)		203,036

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
FFCB
0.420%, 10/20/09 (A)	2,000	2,000
FHLB (A)
0.301%, 10/30/09	2,000	2,000
0.786%, 11/05/10	3,000	2,999
FHLB DN (D)
0.512%, 01/12/10	3,000	2,993
FHLMC (A)
0.541%, 10/30/09	1,000	1,004
0.888%, 02/01/11	5,000	5,001
0.703%, 03/09/11	13,000	13,046
0.609%, 04/07/11	8,000	8,003

Total U.S. Government Agency Obligations (Cost $37,046) ($ Thousands)		37,046

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bills (D)
0.371%, 10/01/09	$4,000	$3,997
0.421%, 10/08/09	4,000	3,997
0.285%, 12/17/09	4,000	3,996
U.S. Treasury Notes
4.875%, 08/15/09	1,000	1,002
3.250%, 12/31/09	6,000	6,071

Total U.S. Treasury Obligations (Cost $19,063) ($ Thousands)		19,063

BANKERS’ ACCEPTANCE — 1.4%
Wachovia Bank
0.511%, 11/27/09	1,000	998
0.501%, 12/07/09	7,000	6,988

Total Bankers’ Acceptance (Cost $7,986) ($ Thousands)		7,986

CORPORATE OBLIGATIONS (A) — 1.0%
Wachovia
0.945%, 08/20/09 (A)	3,000	3,001
Wells Fargo
0.729%, 09/15/09	3,000	3,000

Total Corporate Obligations (Cost $6,001) ($ Thousands)		6,001

MUNICIPAL BONDS (A) — 0.4%

Connecticut — 0.1%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.380%, 08/06/09	500	500

Iowa — 0.3%
Iowa Finance Authority, Ser C, RB
0.375%, 08/27/09	1,900	1,900

Total Municipal Bonds (Cost $2,400) ($ Thousands)		2,400

REPURCHASE AGREEMENTS (E) — 8.8%
Deutsche Bank 0.190%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $43,608,690 (collateralized by various FHLMC/FNMA obligations, par value $1,906,000-$4,000,000, 0.000%-6.875%, 09/30/09-04/21/28, with a total market value $44,618,945)	43,608	43,608

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Deutsche Bank 0.390%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $3,000,098 (collateralized by various FHLMC/FNMA obligations, par value $1,906,000-$4,000,000, 0.000%-6.875%, 09/30/09-04/21/28, with a total market value $3,071,248)	$3,000	$3,000
RBS 0.390%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $4,000,130 (collateralized by a corporate obligation, par value $4,235,000, 1.300%, 08/06/09, with a total market value $4,204,064)	4,000	4,000

Total Repurchase Agreements (Cost $50,608) ($ Thousands)		50,608

Total Investments — 100.5% (Cost $577,641) ($ Thousands)		$577,641

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$251,501	$—	$251,501
Commercial Paper	—	203,036	—	203,036
U.S. Government Agency Obligations	—	37,046	—	37,046
U.S. Treasury Obligations	—	19,063	—	19,063
Bankers Acceptance	—	7,986	—	7,986
Corporate Obligations	—	6,001	—	6,001
Municipal Bonds	—	2,400	—	2,400
Repurchase Agreements	—	50,608	—	50,608

Total	$—	$577,641	$—	$577,641

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $574,899 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Tri-Party Repurchase Agreement

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	3

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.2%
FFCB (A)
0.166%, 09/03/09	$55,000	$55,000
FHLB
5.125%, 08/05/09	35,000	35,017
0.876%, 08/05/09 (A)	25,000	25,000
0.310%, 12/03/09	20,000	20,000
0.320%, 01/20/10	9,500	9,500
0.540%, 01/29/10	35,000	34,999
0.786%, 11/05/10 (A)	35,000	34,987
FHLB DN (B)
0.461%, 10/05/09	50,000	49,958
0.361%, 10/14/09	20,500	20,485
0.285%, 11/13/09	30,000	29,975
0.300%, 11/20/09	60,000	59,944
FHLB, Ser 1 (A)
0.538%, 10/05/09	30,000	30,000
FHLMC (A)
0.227%, 10/08/09	80,000	79,998
0.703%, 03/09/11	50,000	50,171
0.609%, 04/07/11	63,000	63,026
FHLMC DN (B)
0.612%, 09/14/09	25,000	24,981
0.200%, 10/19/09	23,950	23,940
0.304%, 12/07/09	52,153	52,096
0.276%, 12/14/09	60,000	59,938
0.316%, 01/25/10	25,000	24,961
FHLMC, Ser 1 (A)
0.215%, 09/28/09	30,000	29,999
0.888%, 02/01/11	35,000	35,000
FHLMC, Ser 2 MTN (A)
0.266%, 09/21/09	20,000	20,002
FNMA (A)
0.454%, 01/21/10	35,000	35,000
FNMA DN (B)
0.280%, 12/14/09	30,000	29,969
FNMA MTN
6.625%, 09/15/09	1,000	1,008
7.250%, 01/15/10	13,562	13,986

Total U.S. Government Agency Obligations (Cost $948,940) ($ Thousands)		948,940

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 43.7%
Barclays Capital 0.200%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $252,862,214 (collateralized by a FNMA obligation, par value $255,629,000, 3.400%, 03/10/14, with a total market value $257,916,027)	$252,858	$252,858
BNP Paribas 0.200%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $286,391,773 (collateralized by various FHLMC obligations, ranging in par value $108,520,000-$183,347,000, 0.770%-5.170%, 12/30/09-02/01/10, with a total market value $292,119,042)	286,387	286,387
Goldman Sachs 0.200%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $200,003,333 (collateralized by various U.S. Treasury obligations, ranging in par value $3,455,600-$174,481,800, 2.375%, 01/15/25-01/15/27 with a total market value $204,000,072)	200,000	200,000

Total Repurchase Agreements (Cost $739,245) ($ Thousands)		739,245

Total Investments — 99.9% (Cost $1,688,185) ($ Thousands)		$1,688,185

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$948,940	$—	$948,940
Repurchase Agreements	—	739,245	—	739,245

Total	$—	$1,688,185	$—	$1,688,185

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $1,689,327 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.2%
FFCB (A)
0.516%, 02/11/10	$500	$500
FHLB
0.846%, 08/07/09 (A)	25,000	25,000
2.010%, 09/23/09	15,000	15,038
0.310%, 12/03/09	10,000	10,000
0.350%, 01/11/10 (A)	10,000	10,003
0.007%, 01/20/10	15,000	14,999
0.540%, 01/29/10	35,000	34,999
0.786%, 11/05/10 (A)	45,000	44,983
FHLB DN (B)
0.150%, 08/03/09 to 08/07/09	185,176	185,174
0.170%, 08/05/09 to 08/19/09	35,000	34,998
0.180%, 08/06/09 to 09/02/09	139,000	138,988
0.200%, 08/12/09 to 09/10/09	61,069	61,063
0.190%, 08/26/09 to 10/15/09	60,000	59,989
0.229%, 08/27/09	37,999	37,993
0.173%, 08/28/09	60,000	59,992
0.196%, 09/09/09	47,400	47,390
0.210%, 09/11/09 to 10/28/09	100,000	99,962
0.020%, 09/15/09	75,000	74,981
0.212%, 09/16/09 to 09/23/09	195,000	194,943
0.180%, 09/25/09	25,000	24,993
0.461%, 10/05/09	10,000	9,992
0.335%, 10/09/09	50,000	49,968
0.361%, 10/14/09	25,000	24,988
0.200%, 10/19/09 to 10/23/09	90,000	89,960
FHLB, Ser 1 (A)
0.876%, 08/05/09	125,000	125,000
0.538%, 10/05/09	40,000	40,000
0.205%, 12/28/09	35,000	34,993
FHLB, Ser 2 (A)
0.254%, 09/04/09	30,000	30,000

Total U.S. Government Agency Obligations (Cost $1,580,889) ($ Thousands)		1,580,889

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bills (B)
0.180%, 09/24/09	50,000	49,986
0.371%, 10/01/09	20,000	19,994
0.200%, 11/19/09	40,000	39,976
0.290%, 11/27/09	30,000	29,971
U.S. Treasury Note
4.000%, 08/31/09	50,000	50,154

Total U.S. Treasury Obligations (Cost $190,081) ($ Thousands)		190,081

Total Investments — 99.9% (Cost $1,770,970) ($ Thousands)		$1,770,970

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,580,889	$—	$1,580,889
U.S. Treasury Obligations	—	190,081	—	190,081

Total	$—	$1,770,970	$—	$1,770,970

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $1,772,165 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	5

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 37.9%
Banco Bilbao Vizcaya Argentaria
0.550%, 08/07/09	$81,000	$81,001
0.405%, 08/18/09	5,000	5,000
Bank of Montreal
0.300%, 09/08/09	20,000	20,000
0.310%, 09/14/09	6,000	6,000
Bank of Tokyo-Mitsubishi
0.450%, 09/10/09	85,000	85,000
Barclays Bank PLC
0.330%, 10/29/09	43,000	43,000
0.340%, 11/02/09	95,000	95,000
0.340%, 11/02/09	5,000	5,000
BNP Paribas
0.830%, 08/20/09	137,000	137,000
0.650%, 09/08/09	75,000	75,000
0.750%, 11/13/09	5,000	5,000
Credit Agricole
0.520%, 09/18/09	25,000	25,000
0.500%, 09/21/09	5,000	5,000
0.500%, 10/08/09	5,000	5,000
0.350%, 10/20/09	18,000	18,000
0.370%, 11/20/09	135,000	135,000
Deutsche Bank
0.300%, 10/26/09	27,000	27,000
Lloyds TSB London
0.465%, 10/19/09	70,000	70,001
0.465%, 10/19/09	35,000	35,000
National Australia Bank
0.680%, 11/16/09	105,000	105,000
0.320%, 11/30/09	20,000	20,000
Rabobank Nederland
0.510%, 12/22/09	40,000	40,000
0.490%, 01/15/10	7,600	7,603
Royal Bank of Canada
0.400%, 11/11/10	3,000	3,000
Royal Bank of Scotland PLC
0.300%, 08/14/09	100,000	100,000
Societe Generale NY
0.650%, 09/04/09	87,000	87,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sumitomo Mitsui Banking
0.370%, 10/23/09	$75,000	$75,000
Svenska Handelsbanken
0.350%, 09/08/09	39,000	39,001
0.350%, 10/07/09	2,000	2,000
0.320%, 10/19/09	26,000	26,000
0.310%, 10/22/09	61,000	61,000
Svenska Handelsbanken
0.320%, 10/09/09	3,000	3,000
Toronto Dominion Bank
0.330%, 11/17/09	15,000	15,000
0.450%, 01/07/10	13,000	13,000

Total Certificates of Deposit (Cost $1,473,606) ($ Thousands)		1,473,606

COMMERCIAL PAPER (A) (B) — 34.0%
Atlantic Asset Securitization LLC (F)
0.280%, 08/03/09	4,000	4,000
Barton Capital (F)
0.300%, 08/03/09	11,000	11,000
Bryant Park Funding LLC (F)
0.250%, 08/14/09 to 08/26/09	20,540	20,537
CBA Delaware Finance
0.330%, 09/08/09	18,000	17,994
Citigroup Funding
0.400%, 08/04/09	100,000	99,997
Fairway Finance LLC (F)
0.430%, 08/03/09	50,000	49,999
0.451%, 08/04/09	5,078	5,078
0.420%, 08/12/09	25,000	24,997
0.342%, 09/01/09	7,000	6,998
0.360%, 09/14/09	35,000	34,985
0.340%, 10/01/09	3,000	2,998
0.330%, 10/05/09	14,500	14,491
Falcon Asset Securitization LLC (F)
0.300%, 08/21/09 to 10/15/09	14,417	14,412
0.290%, 09/24/09	3,000	2,999
Gemini Securitization LLC (F)
0.380%, 09/01/09	4,000	3,999
0.330%, 09/04/09 to 10/09/09	19,050	19,042
0.300%, 10/16/09 to 10/28/09	17,000	16,988
General Electric Capital
0.342%, 09/23/09	25,000	24,987
0.320%, 10/22/09	60,000	59,956
Gotham Funding (F)
0.340%, 10/19/09	38,500	38,471
ING US Funding LLC
0.611%, 08/03/09	65,000	64,998
0.631%, 08/04/09	60,000	59,997
0.571%, 08/10/09	85,000	84,988
0.501%, 08/14/09	8,000	7,999
JPMorgan Chase Funding (F)
0.501%, 10/19/09	3,000	2,997

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Liberty Street Funding LLC (F)
0.420%, 08/11/09	$6,000	$5,999
0.250%, 08/27/09	34,000	33,994
0.310%, 09/30/09	6,000	5,997
0.300%, 10/26/09 to 10/28/09	16,000	15,988
LMA Americas LLC (F)
0.300%, 08/13/09	6,000	5,999
0.295%, 08/17/09	13,000	12,998
0.290%, 08/19/09	5,000	4,999
0.270%, 08/21/09	60,300	60,291
0.260%, 08/27/09	12,500	12,498
Matchpoint Master Trust (F)
0.270%, 08/14/09	12,000	11,999
0.250%, 08/17/09	3,000	3,000
0.300%, 09/14/09 to 10/13/09	3,000	2,998
Park Avenue Receivables (F)
0.300%, 10/01/09	3,000	2,998
Royal Bank of Scotland Group PLC (F)
0.340%, 08/19/09	2,000	2,000
Sheffield Receivables (F)
0.450%, 08/03/09	12,000	12,000
0.300%, 08/04/09 to 08/20/09	92,600	92,594
0.451%, 08/05/09 to 08/06/09	101,000	100,994
0.330%, 09/03/09	5,000	4,999
Societe Generale North America
0.762%, 08/27/09	25,000	24,986
0.742%, 09/01/09	100,000	99,936
Starbird Funding (F)
0.250%, 08/28/09	3,000	2,999
Thames Asset Global Securitization (F)
0.300%, 08/06/09 to 08/12/09	38,000	37,999
0.270%, 08/18/09	28,420	28,416
Toyota Motor Credit
0.300%, 11/05/09	17,000	16,987
Tulip Funding (F)
0.270%, 08/18/09	3,000	3,000
Variable Funding Capital LLC (F)
0.400%, 08/03/09	12,000	12,000
0.320%, 10/14/09	8,000	7,995

Total Commercial Paper (Cost $1,321,570) ($ Thousands)		1,321,570

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
FFCB
0.420%, 10/20/09	12,000	12,000
FHLB (A)
0.301%, 10/30/09	12,000	11,999
0.786%, 11/05/10	24,000	23,991
FHLB DN
0.512%, 01/12/10 (C)	19,000	18,956
FHLMC (A)
0.541%, 10/30/09	2,000	2,007
0.888%, 02/01/11	35,000	35,006
0.703%, 03/09/11	90,000	90,319
0.609%, 04/07/11	50,600	50,621

Total U.S. Government Agency Obligations (Cost $244,899) ($ Thousands)		244,899

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) — 1.9%
U.S. Treasury Bills
0.371%, 10/01/09	$24,000	$23,985
0.421%, 10/08/09	24,000	23,981
0.285%, 12/17/09	26,000	25,970

Total U.S. Treasury Obligations (Cost $73,936) ($ Thousands)		73,936

CAPITAL SUPPORT AGREEMENT (D) — 0.8%
SEI Capital Support Agreement	29,973	29,973

Total Capital Support Agreement (Cost $0) ($ Thousands)		29,973

CORPORATE OBLIGATIONS — 0.9%
Stanfield Victoria Funding LLC MTN
1.070%, 03/14/10 (D) (E) (F) (G) (H) (I)	59,952	29,976
Wachovia
0.945%, 08/20/09 (A)	7,000	7,002

Total Corporate Obligations (Cost $66,951) ($ Thousands)		36,978

MUNICIPAL BONDS (A) — 0.3%

Connecticut — 0.0%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.380%, 08/06/09	1,335	1,335

Iowa — 0.3%
Iowa Finance Authority, Ser C, RB
0.375%, 08/27/09	10,550	10,550

Total Municipal Bonds (Cost $11,885) ($ Thousands)		11,885

BANKERS’ ACCEPTANCE — 0.1%
Wachovia Bank
0.510%, 11/27/09	2,000	1,997
0.410%, 01/25/10	3,000	2,994

Total Bankers’ Acceptance (Cost $4,991) ($ Thousands)		4,991

REPURCHASE AGREEMENTS (J) — 17.5%
Barclays Capital 0.200%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $67,143,119 (collateralized by a FNMA obligation, par value $67,878,000, 3.400%, 03/10/14 with a total market value $68,485,282)	67,142	67,142

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	7

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank 0.390%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $22,000,715 (collateralized by various corporate obligations, ranging in par value $11,846,000-$14,107,760, 0.645%-1.374%, 04/10/12-01/31/14 with a total market value $23,540,770)	$22,000	$22,000
Deutsche Bank 0.190%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $356,397,643 (collateralized by various FHLMC obligations, ranging in par value $6,350,000-$15,000,000, 0.000%-6.000%, 01/08/10-04/15/42 with a total market value $363,524,577)	356,392	356,392
Morgan Stanley 0.190%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $200,003,167 (collateralized by various FHLMC/FNMA obligations, ranging in par value $10,000-$26,670,000, 0.500%-6.900%, 08/04/09-08/25/26 with a total market value $205,779,291)	200,000	200,000
RBS 0.390%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $30,000,975 (collateralized by various FHLMC obligations, ranging in par value $14,666,000-$16,915,000, 4.500%-6.000%, 05/01/19-03/01/37 with a total market value $30,602,197)	30,000	30,000
UBS 0.200%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $7,926,132 (collateralized by a FHLMC obligation, par value $9,095,000, 6.000%, 11/01/38 with a total market value $8,086,565)	7,926	7,926

Total Repurchase Agreements (Cost $683,460) ($ Thousands)		683,460

Total Investments — 99.7% (Cost $3,881,298) ($ Thousands)		$3,881,298

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$1,473,606	$—	$1,473,606
Commercial Paper	—	1,321,570	—	1,321,570
U.S. Government Agency Obligations	—	244,899	—	244,899
U.S. Treasury Obligations	—	73,936	—	73,936
Capital Support Agreement	—	—	29,973	29,973
Corporate Obligations	—	7,002	29,976	36,978
Municipal Bonds	—	11,885	—	11,885
Bankers’ Acceptance	—	4,991	—	4,991
Repurchase Agreements	—	683,460	—	683,460

Total	$—	$3,821,349	$59,949	$3,881,298

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Securities	Capital Support Agreement	Corporate Obligations	Total
Beginning balance as of February 1, 2009	$150,858	$105,675	$256,533
Change in unrealized appreciation/(depreciation)	(120,885)	62,521	(58,364)
Accrued discounts/premiums	—	(5,435)	(5,435)
Amortization sold	—	6,910	6,910
Realized gain/(loss)	—	56,887	56,887
Net purchases/sales	—	(196,582)	(196,582)

Ending balance as of July 31, 2009	$29,973	$29,976	$59,949

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $3,891,260 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	The rate reported is the effective yield at time of purchase.

(D)	The Fund has entered into a Capital Support Agreement (“agreement”) with SEI Investments Company (“SEI”) which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities. As of July 31, 2009, the fair value of the agreement was $29,973 ($ Thousands).

(E)	Securities considered illiquid. The total value of such securities as of July 31, 2009 was $29,976 ($ Thousands) and represented 0.77% of Net Assets.

(F)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(G)	These securities are considered restricted. The total value of such securities as of July 31, 2009 was $29,976 ($ Thousands) and represented 0.77% of Net Assets.

(H)	On January 18, 2008, due to deterioration in the market value of the assets Stanfield Victoria Finance, LLC (“Victoria”), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default. Since that time, this security’s valuation has been determined in accordance with fair value for purposes of calculating the Fund’s “mark-to-market” net asset value. As of the time of this filing, there is a material difference between the fair value of this security and its amortized cost.

(I)	The value shown is the fair value as of July 31, 2009. Please refer to Note 9 for the amortized cost value as of July 31, 2009.

(J)	Tri-Party Repurchase Agreement

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Cash Management Bill (A)
0.306%, 09/15/09	$50,000	$49,981
U.S. Treasury Bills (A)
0.371%, 10/01/09	25,000	24,984
0.391%, 10/08/09	25,000	24,982
0.376%, 10/22/09	40,000	39,966
U.S. Treasury Note
3.250%, 12/31/09	23,821	24,104

Total U.S. Treasury Obligations (Cost $164,017) ($ Thousands)		164,017

REPURCHASE AGREEMENTS (B) — 82.2%
Barclays Capital 0.200%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $229,003,817 (collateralized by a U.S. Treasury obligation, par value $222,413,200, 4.250%, 01/15/11, with total market value $233,580,083)	229,000	229,000
BNP Paribas 0.190%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $229,003,626 (collateralized by various U.S. Treasury obligations, ranging in par value $10,750,800-$25,713,000, 1.500%-10.625% 02/28/10-11/15/16, with total market value $233,580,058)	229,000	229,000
BNP Paribas 0.250%, dated 07/31/09, to be repurchased on 08/20/09, repurchase price $85,054,306 (collateralized by various U.S. Treasury obligations, ranging in par value $4,888,200-$41,860,000, 2.125%-4.250% 01/15/10-01/15/19, with total market value $86,700,098)	85,000	85,000
Deutsche Bank 0.180%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $212,627,189 (collateralized by various U.S. Treasury obligations, ranging in par value $171,100-$98,054,000, 0.000%-4.875% 02/15/12-02/15/24, with total market value $216,876,480)	212,624	212,624

Total Repurchase Agreements (Cost $755,624) ($ Thousands)		755,624

Total Investments — 100.0% (Cost $919,641) ($ Thousands)		$919,641

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$164,017	$—	$164,017
Repurchase Agreements	—	755,624	—	755,624

Total	$—	$919,641	$—	$919,641

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $919,620 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	9

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Cash Management Bill (A)
0.306%, 09/15/09	$30,000	$29,993
U.S. Treasury Bills (A)
0.128%, 08/06/09	85,000	84,999
0.154%, 08/13/09	90,963	90,958
0.159%, 08/20/09	100,164	100,156
0.136%, 08/27/09	46,160	46,155
0.150%, 09/03/09	38,396	38,391
0.175%, 09/10/09	45,000	44,991
0.171%, 09/17/09	55,000	54,988
0.180%, 09/24/09	105,000	104,972
0.371%, 10/01/09	45,000	44,987
0.421%, 10/08/09	40,000	39,987
U.S. Treasury Notes
4.000%, 08/31/09	40,000	40,123
3.375%, 09/15/09 to 10/15/09	75,000	75,357

Total U.S. Treasury Obligations (Cost $796,057) ($ Thousands)		796,057

Total Investments — 99.8% (Cost $796,057) ($ Thousands)		$796,057

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$796,057	$—	$796,057

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $797,563 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 50.4%

Agency Mortgage-Backed Obligations — 50.4%
FHLMC
7.375%, 09/01/18 (A)	$7	$7
7.287%, 03/01/19 (A)	24	25
7.250%, 01/01/18 to 09/01/20 (A)	54	55
7.125%, 07/01/18 to 11/01/20 (A)	18	19
7.000%, 02/01/16 to 11/01/18 (A)	35	36
6.875%, 07/01/18 to 07/01/18 (A)	28	29
6.750%, 09/01/16 to 01/01/17 (A)	14	14
6.625%, 02/01/16 to 06/01/18 (A)	10	10
6.500%, 07/01/16 to 01/01/17 (A)	17	17
6.000%, 06/01/21	1,742	1,848
5.000%, 09/01/35 to 11/01/38	8,616	8,832
4.651%, 12/01/23 (A)	168	170
4.500%, 07/01/23 to 01/01/39	1,428	1,438
4.452%, 12/01/23 (A)	2,736	2,807
4.398%, 05/01/24 (A)	78	79
4.341%, 07/01/24 (A)	24	24
4.305%, 05/01/19 (A)	38	39
4.163%, 02/01/19 (A)	43	43
4.137%, 04/01/29 (A)	60	61
4.020%, 04/01/29 (A)	129	133
3.935%, 04/01/19 (A)	23	24
3.918%, 03/01/19 (A)	36	36
3.907%, 06/01/24 (A)	61	61
3.886%, 04/01/22 (A)	95	96
3.406%, 06/01/24 (A)	135	137
3.394%, 06/01/17 (A)	40	40
3.178%, 07/01/20 (A)	5	5
3.000%, 02/01/17 (A)	4	4
2.500%, 04/01/16 to 03/01/17 (A)	10	9
2.375%, 06/01/16 (A)	5	5
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	1,536	1,584
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	773	800
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	613	626
FHLMC REMIC, Ser 2805, Cl DG
4.500%, 04/15/17	665	683
FHLMC REMIC, Ser 2890, Cl PJ
4.500%, 09/15/24	419	421
FHLMC REMIC, Ser 2975, Cl VT
5.000%, 02/15/11	1,204	1,237
FHLMC REMIC, Ser 3022, Cl MB
5.000%, 12/15/28	1,500	1,562

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	$4,000	$4,104
FHLMC REMIC, Ser 3148, Cl CF
0.688%, 02/15/34 (A)	2,963	2,880
FHLMC REMIC, Ser 3153, Cl FX
0.638%, 05/15/36 (A)	683	662
FHLMC REMIC, Ser T-42, Cl A5
7.500%, 02/25/42	832	924
FNMA
7.000%, 06/01/37	221	241
6.500%, 05/01/26 to 12/01/38	9,067	9,722
5.942%, 11/01/11	344	366
5.111%, 12/01/29 (A)	244	247
5.016%, 02/01/13	76	79
5.000%, 02/01/38	1,578	1,617
4.872%, 09/01/24 (A)	1,028	1,042
4.621%, 04/01/13	111	116
4.500%, 04/01/24	7,323	7,527
4.499%, 08/01/29 (A)	747	761
4.215%, 09/01/25 (A)	172	174
4.203%, 08/01/27 (A)	609	623
3.882%, 05/01/28 (A)	1,131	1,123
3.768%, 02/01/27 (A)	172	171
FNMA REMIC, Ser 1992-61, Cl FA
0.962%, 10/25/22 (A)	189	188
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	81	86
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	37	40
FNMA REMIC, Ser 1994-77, Cl FB
1.812%, 04/25/24 (A)	17	18
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	250	267
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	1,406	1,488
FNMA REMIC, Ser 2002-53, Cl FK
0.685%, 04/25/32 (A)	345	343
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	1,128	1,122
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	4,000	4,104
FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	485	500
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	2,889	2,799
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	1,286	1,333
FNMA REMIC, Ser 2006-72, Cl FY
0.705%, 08/25/36 (A)	3,271	3,179
FNMA REMIC, Ser 2006-76, Cl QF
0.685%, 08/25/36 (A)	3,500	3,431
FNMA REMIC, Ser 2006-79, Cl DF
0.635%, 08/25/36 (A)	4,007	3,891

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	11

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Concluded)

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA TBA
5.500%, 08/01/37	$4,000	$4,144
5.000%, 08/01/38	11,750	12,022
GNMA
7.500%, 01/15/11 to 02/15/11	11	11
6.500%, 04/15/17 to 02/20/39	8,418	8,971
6.000%, 06/15/16 to 09/15/19	725	776
GNMA TBA
6.500%, 08/20/33	700	745
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.960%, 09/16/35 (A)	253	40

Total Mortgage-Backed Securities (Cost $103,300) ($ Thousands)		104,893

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.8%
FHLB
2.250%, 04/13/12	7,995	8,099
1.750%, 08/22/12	7,540	7,494
FHLMC
5.750%, 01/15/12	17,400	19,176
2.500%, 04/23/14	2,500	2,478
FNMA
2.000%, 01/09/12	16,761	16,954
5.000%, 03/15/16	14,800	16,184

Total U.S. Government Agency Obligations (Cost $69,761) ($ Thousands)		70,385

U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Notes
0.875%, 04/30/11	15,750	15,720
1.375%, 03/15/12	10,600	10,588

Total U.S. Treasury Obligations (Cost $26,279) ($ Thousands)		26,308

REPURCHASE AGREEMENT (B) — 3.7%
JPMorgan Chase 0.170%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $7,600,108 (collateralized by various FHLMC obligations, ranging in par value $235,000-$13,378,553, 4.000%-7.000%, 02/01/31-01/06/39, with a total market value $7,755,225)	7,600	7,600

Total Repurchase Agreement (Cost $7,600) ($ Thousands)		7,600

Total Investments — 100.5% (Cost $206,940) ($ Thousands)		$209,186

Futures — A summary of the open futures contracts held by the Fund at July 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(164)	Sep-2009	$(553)
U.S. 2-Year Treasury Note	197	Sep-2009	116
U.S. 5-Year Treasury Note	(160)	Sep-2009	(10)

			$(447)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$104,893	$—	$104,893
U.S. Government Agency Obligations	—	70,385	—	70,385
U.S. Treasury Obligations	—	26,308	—	26,308
Repurchase Agreement	—	7,600	—	7,600

Total	$—	$209,186	$—	$209,186

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(447)	$—	$—	$(447)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $208,214 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 58.9%

Agency Mortgage-Backed Obligations — 58.9%
FHLMC
6.500%, 01/01/18 to 12/01/32	$411	$443
6.000%, 09/01/24	1,265	1,338
5.500%, 06/01/19 to 12/01/20	812	856
5.000%, 12/01/35 to 04/01/38	7,633	7,826
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	347	367
FHLMC REMIC, Ser 165, Cl K
6.500%, 09/15/21	15	15
FHLMC REMIC, Ser 2586, Cl NK
3.500%, 08/15/16	83	85
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	354	362
FHLMC REMIC, Ser 2622, Cl PE
4.500%, 05/15/18	2,780	2,877
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	787	791
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	224	227
FHLMC REMIC, Ser 2748, Cl LE
4.500%, 12/15/17	865	904
FHLMC REMIC, Ser 2802, Cl PF
0.688%, 09/15/33 (A)	1,057	1,028
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	1,300	1,334
FNMA
9.500%, 05/01/18	36	40
6.500%, 03/01/33 to 11/01/38	4,767	5,107
6.450%, 10/01/18	628	701
6.150%, 04/01/11	142	150
5.931%, 02/01/12	571	611
5.920%, 06/01/14	489	535
5.680%, 06/01/17	576	627
5.626%, 12/01/11	1,588	1,690
5.034%, 08/01/15	386	408
5.016%, 02/01/13	197	207
5.000%, 04/01/37	48	49
3.790%, 07/01/13	1,013	1,035
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	353	377
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	1,000	1,026
FNMA REMIC, Ser 2004-27, Cl HN
4.000%, 05/25/16	138	139

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	$909	$881
FNMA REMIC, Ser 2006-72, Cl FY
0.705%, 08/25/36 (A)	2,502	2,433
FNMA REMIC, Ser 2006-79, Cl DF
0.635%, 08/25/36 (A)	707	687
FNMA TBA
5.500%, 08/01/37	2,600	2,693
GNMA
8.750%, 07/20/17	10	11
8.500%, 11/20/16 to 08/20/17	60	64
7.500%, 11/15/25	45	50
6.000%, 09/15/24	777	822
GNMA TBA
7.500%, 03/15/27 to 09/15/36	145	157

Total Mortgage-Backed Securities (Cost $37,942) ($ Thousands)		38,953

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.9%
FHLB
1.750%, 08/22/12	2,075	2,062
FHLMC
5.750%, 01/15/12	4,000	4,408
FNMA
2.000%, 01/09/12	2,245	2,271
2.750%, 03/13/14	7,050	7,062

Total U.S. Government Agency Obligations (Cost $15,707) ($ Thousands)		15,803

U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Notes
1.375%, 05/15/12	6,756	6,729
2.250%, 05/31/14	1,500	1,483

Total U.S. Treasury Obligations (Cost $8,114) ($ Thousands)		8,212

ASSET-BACKED SECURITY — 1.7%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	1,075	1,122

Total Asset-Backed Security (Cost $1,075) ($ Thousands)		1,122

Total Investments — 96.9% (Cost $62,838) ($ Thousands)		$64,090

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	13

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund (Concluded)

July 31, 2009

Futures — A summary of the open futures contracts held by the Fund at July 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(36)	Sep-2009	$(111)
U.S. 2-Year Treasury Note	(57)	Sep-2009	(47)
U.S. 5-Year Treasury Note	278	Sep-2009	67

			$(91)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$38,953	$—	$38,953
U.S. Government Agency Obligations	—	15,803	—	15,803
U.S. Treasury Obligations	—	8,212	—	8,212
Asset-Backed Security	—	1,122	—	1,122

Total	$—	$64,090	$—	$64,090

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(91)	$—	$—	$(91)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $66,160 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 99.7%

Agency Mortgage-Backed Obligations — 99.7%
FHLMC REMIC, Ser 3279, Cl SD, IO
6.140%, 02/15/37 (A)	$7,025	$645
FHLMC REMIC, Ser 3309, Cl SC, IO
6.162%, 04/15/37 (A)	5,924	563
FNMA
8.000%, 09/01/14 to 09/01/28	215	243
7.000%, 08/01/29 to 09/01/32	408	448
6.500%, 09/01/32	216	234
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	44	48
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	77	84
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,500	1,614
GNMA
10.000%, 05/15/16 to 04/15/20	26	28
9.500%, 09/15/09 to 11/15/20	81	88
9.000%, 12/15/17 to 05/15/22	212	239
8.500%, 10/15/16 to 06/15/17	58	63
8.000%, 04/15/17 to 03/15/32	850	959
7.750%, 10/15/26	45	51
7.500%, 02/15/27 to 05/15/36	875	955
7.250%, 01/15/28	157	174
7.000%, 04/15/19 to 06/20/38	7,851	8,565
6.750%, 11/15/27	50	55
6.500%, 09/15/10 to 02/20/39	17,025	18,220
6.000%, 07/15/24 to 06/15/39	23,169	24,352
5.500%, 10/15/32 to 06/15/39	40,100	41,827
5.000%, 04/15/33 to 09/15/38	27,352	28,205
4.500%, 08/15/33 to 02/15/39	5,192	5,245
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	1,227	1,315
GNMA REMIC, Ser 2003-63, Cl UV
3.500%, 07/20/30	1,370	1,381
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	7,339	750
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.960%, 09/16/35 (A)	3,373	535
GNMA TBA
6.000%, 08/01/33	24,300	25,507
5.500%, 08/01/23	19,975	20,774
4.500%, 08/15/39	3,200	3,216

Total Mortgage-Backed Securities (Cost $180,923) ($ Thousands)		186,383

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (B) — 23.7%
Credit Suisse 0.220%, dated 07/31/09, to be repurchased on 08/03/09, repurchase price $44,200,810 (collateralized by various FHLMC obligations, ranging in par value $47,349-$71,095,000, 5.000%-10.000%, 09/01/19-10/01/34, with a total market value $45,084,338)	$44,200	$44,200

Total Repurchase Agreement (Cost $44,200) ($ Thousands)		44,200

Total Investments — 123.4% (Cost $225,123) ($ Thousands)		$230,583

Futures — A summary of the open futures contracts held by the Fund at July 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	137	Sep-2009	$38
U.S. 2-Year Treasury Note	(53)	Sep-2009	19

			$57

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$186,383	$—	$186,383
Repurchase Agreement	—	44,200	—	44,200

Total	$—	$230,583	$—	$230,583

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$57	$—	$—	$57

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $186,933 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	15

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ASSET-BACKED SECURITIES — 30.4%

Automotive — 15.7%
AmeriCredit Automobile Receivables Trust, Ser 2007-AX, Cl A3
5.190%, 11/06/11	$389	$388
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A3A
5.420%, 05/07/12	1,189	1,208
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A2
2.260%, 05/15/12	1,750	1,750
AmeriCredit Automobile Receivables Trust, Ser 2006-AF, C1 A4
5.640%, 09/06/13	1,000	1,017
Bank of America Auto Trust, Ser 2009-1A, Cl A2
1.700%, 12/15/11 (A)	1,250	1,251
BMW Vehicle Lease Trust, Ser 2007-1, Cl A3A
4.590%, 08/15/13	345	347
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	1,395	1,420
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	1,185	1,194
Capital One Auto Finance Trust, Ser 2006-A, Cl A4
0.298%, 12/15/12 (B)	1,814	1,780
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4
4.940%, 07/15/12	659	675
Carmax Auto Owner Trust, Ser 2006-2, Cl A4
5.140%, 11/15/11	1,120	1,149
Carmax Auto Owner Trust, Ser 2008-2, Cl A2A
4.060%, 09/15/11	1,236	1,253
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	1,750	1,779
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A2
1.850%, 06/15/11	420	420
Daimler Chrysler Auto Trust, Ser 2006-C, Cl A4
4.980%, 11/08/11	2,143	2,184

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Daimler Chrysler Auto Trust, Ser 2008-8, Cl A2B
1.232%, 07/08/11 (B)	$1,163	$1,164
Ford Credit Auto Owner Trust, Ser 2006-A, Cl A4
5.070%, 12/15/10	1,596	1,616
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A3A
3.960%, 04/15/12	1,610	1,643
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A3
5.160%, 11/15/10	1,518	1,528
Ford Credit Auto Owner Trust, Ser 2008-B, Cl A2
1.488%, 12/15/10 (B)	954	955
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A2
2.100%, 11/15/11	400	402
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3A
5.150%, 11/15/11	745	763
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2
1.500%, 08/15/11	315	315
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	1,295	1,303
Hyundai Auto Receivables Trust, Ser 2008-A, Cl A2
4.160%, 05/16/11	1,770	1,789
Hyundai Auto Receivables Trust, Ser 2006-A, Cl A4
5.260%, 11/15/12	1,022	1,040
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	1,020	1,041
Long Beach Auto Receivables Trust, Ser 2006-B, Cl A3
5.170%, 08/15/11	370	370
Nissan Auto Receivables Owner Trust, Ser 2006-A, Cl A3
4.460%, 04/16/12	925	951
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A3
3.890%, 08/15/11	670	680
USAA Auto Owner Trust, Ser 2007-2, Cl A3
4.900%, 02/15/12	920	936
USAA Auto Owner Trust, Ser 2006-4, Cl A3
5.010%, 06/15/11	997	1,007
USAA Auto Owner Trust, Ser 2008-2, Cl A2
3.910%, 01/15/11	744	747
USAA Auto Owner Trust, Ser 2008-1, Cl A3
4.160%, 04/16/12	965	982

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

USAA Auto Owner Trust, Ser 2009-1, Cl A2
2.640%, 08/15/11	$355	$358
Wachovia Auto Owner Trust, Ser 2005-B, Cl A5
4.930%, 11/20/12	1,000	1,013
Wachovia Auto Owner Trust, Ser 2008- A, Cl A2A
4.090%, 05/20/11	988	999

		39,417

Credit Card — 7.8%
American Express Issuance Trust, Ser 2005-1, Cl A
0.318%, 08/15/11 (B)	1,200	1,188
American Express Issuance Trust, Ser 2007-1, Cl A
0.488%, 09/15/11 (B)	715	709
Bank of America Credit Card Trust, Ser 2007-A13, Cl A13
0.508%, 04/16/12 (B)	1,500	1,498
Bank of America Credit Card Trust, Ser 2006-C7, Cl C7
0.518%, 03/15/12 (B)	1,000	989
Cabela’s Master Credit Card Trust, Ser 2006-3A, Cl B
0.709%, 10/15/14 (A) (B)	2,000	1,505
Capital One Multi-Asset Execution Trust, Ser 2004-C4, Cl C4
0.938%, 06/15/12 (B)	1,350	1,348
Capital One Multi-Asset Execution Trust, Ser 2007-C3, Cl C3
0.578%, 04/15/13 (B)	1,500	1,423
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.388%, 04/15/13 (B)	1,000	999
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.588%, 11/15/14 (B)	1,200	978
Chase Issuance Trust, Ser 2009-A5, Cl A5
1.088%, 06/15/12 (B)	1,500	1,500
Chase Issuance Trust, Ser 2007-A14, Cl A14
0.538%, 09/15/11 (B)	1,000	1,000
Discover Card Master Trust, Ser 2008-A3, Cl A3
5.100%, 10/15/13	810	840
GE Capital Credit Card Master Note Trust, Ser 2006-1, Cl A
5.080%, 09/15/12	3,000	3,005
Washington Mutual Master Note Trust, Ser 2006-C3A, Cl C3A
0.668%, 10/15/13 (A) (B)	1,490	1,470

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington Mutual Master Note Trust, Ser 2006-C2A, Cl C2
0.788%, 08/15/15 (A) (B)	$1,300	$1,115

		19,567

Miscellaneous Business Services — 5.1%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.704%, 08/16/19 (A) (B)	1,271	102
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.754%, 07/25/19 (A) (B)	864	709
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.735%, 01/18/21 (A) (B)	1,149	868
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.839%, 08/22/16 (A) (B)	494	89
Capital Source Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.499%, 09/20/22 (A) (B)	923	766
Caterpillar Financial Asset Trust, Ser 2008-A, Cl A2A
4.090%, 12/27/10	385	387
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
0.290%, 10/25/36 (B)	1,325	57
CNH Equipment Trust, Ser 2009-B, Cl A2
2.400%, 05/16/11	1,295	1,299
Colts Trust, Ser 2006-2A, Cl A
0.889%, 12/20/18 (A) (B)	1,838	1,194
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.475%, 06/25/36 (B)	454	328
Credit-Based Asset Servicing and Securitization CBO, Ser 2006-16A, Cl A
0.879%, 09/06/41 (A) (B)	1,418	71
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2007-FF1, Cl M2
0.545%, 01/25/38 (B)	1,250	5
Franklin CLO, Ser 2003-4A, Cl A
1.159%, 09/20/15 (A) (B)	402	326
GE Commercial Loan Trust, Ser 2006-3, Cl C
1.060%, 01/19/17 (A) (B)	642	13
GE Equipment Small Ticket LLC, Ser 2005-2A, Cl A4
5.010%, 06/22/15 (A)	1,295	1,257
GMAC Mortgage Loan Trust, Ser 2006-HE4, Cl A2
0.425%, 12/25/36 (B)	1,524	549
JP Morgan Mortgage Acquisition, Ser 2007-CH5, Cl M1
0.555%, 05/25/37 (B)	2,000	94
Katonah CLO, Ser 2005-7A, Cl B
1.303%, 11/15/17 (A) (B)	1,200	498

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	17

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund (Continued)

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lambda Finance, Ser 2005-1A, Cl B3
1.253%, 11/15/29 (A) (B)	$840	$541
Long Beach Mortgage Loan Trust, Ser 2006-6, Cl 2A3
0.435%, 07/25/36 (B)	1,190	326
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.909%, 03/22/21 (A) (B)	1,000	500
Marlin Leasing Receivables LLC, Ser 2005-1A, Cl B
5.090%, 08/15/12 (A)	45	46
Merritt Funding Trust CLO, Ser 2005-2A, Cl B
1.209%, 07/15/15 (A) (B)	541	108
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.485%, 12/25/35 (B)	621	539
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.289%, 09/20/19 (A) (B)	428	341
Sierra Receivables Funding, Ser 2009-1A, Cl A1
9.790%, 12/22/25 (A)	610	610
SLM Student Loan Trust, Ser 2003-A, Cl A1
1.430%, 12/15/15 (B)	23	23
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl B
0.588%, 01/15/12 (B)	110	102
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl C
0.888%, 01/15/12 (B)	200	183
William Street Funding, Ser 2006-1, Cl A
0.733%, 01/23/12 (A) (B)	1,260	1,047

		12,978

Mortgage Related — 1.8%
ACE Securities, Ser 2006-CW1, Cl A2C
0.425%, 07/25/36 (B)	895	332
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.395%, 10/25/36 (B)	1,900	1,560
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE11, Cl A2
0.535%, 11/25/35 (B)	130	113
Morgan Stanley Home Equity Loans, Ser 2005-4, Cl A2B
0.505%, 09/25/35 (B)	243	234
Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A1
5.900%, 03/25/37 (C)	575	530
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	305	148

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.885%, 06/25/33 (B)	$133	$84
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.434%, 02/25/38 (B)	361	300
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.495%, 12/25/35 (B)	838	593
Option One Mortgage Loan Trust, Ser 2006-1, Cl 2A2
0.415%, 01/25/36 (B)	320	309
Residential Asset Securities, Ser 2006-EMX6, Cl A3
0.435%, 07/25/36 (B)	1,005	246

		4,449

Total Asset-Backed Securities (Cost $92,688) ($ Thousands)		76,411

MORTGAGE-BACKED SECURITIES — 26.2%

Agency Mortgage-Backed Obligations — 6.0%
FHLMC
4.432%, 02/01/30 (B)	646	657
4.418%, 02/01/22 (B)	1,048	1,054
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	225	238
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	768	792
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	838	842
FNMA
6.000%, 01/01/27	1,427	1,510
5.020%, 09/01/24 (B)	195	199
5.000%, 01/01/19	2,500	2,597
4.872%, 09/01/24 (B)	514	521
4.500%, 06/01/18 to 04/01/19	4,227	4,410
4.211%, 11/01/25 (B)	96	97
4.174%, 11/01/23 (B)	420	425
3.882%, 05/01/28 (B)	707	702
3.846%, 01/01/29 (B)	66	67
3.762%, 11/01/21 (B)	116	119
FNMA REMIC, Ser 1993-220, Cl FA
0.913%, 11/25/13 (B)	98	98
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	178	190
FNMA REMIC, Ser 2001-33, Cl FA
0.735%, 07/25/31 (B)	234	231
FNMA REMIC, Ser 2002-63, Cl QF
0.585%, 04/25/29 (B)	64	64
FNMA REMIC, Ser 2002-64, Cl FG
0.539%, 10/18/32 (B)	137	135
FNMA REMIC, Ser 2002-78, Cl AU
5.000%, 06/25/30	123	124

		15,072

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 20.2%
Arkle Master Issuer PLC, Ser 2006-1A, Cl M
1.044%, 02/17/52 (A) (B)	$1,000	$998
Banc of America Funding, Ser 2005-F, Cl 4A1
5.312%, 09/20/35 (B)	762	541
Banc of America Funding, Ser 2006-D, Cl 3A1
5.581%, 05/20/36 (B)	913	632
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.798%, 08/15/29 (A) (B)	585	445
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
4.447%, 02/25/35 (B)	1,243	1,095
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
5.005%, 07/25/35 (B)	2,163	1,657
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
4.803%, 09/25/35 (B)	690	543
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.088%, 11/25/35 (B)	236	182
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
5.030%, 02/25/36 (B)	472	295
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
5.084%, 06/25/35 (B)	708	521
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
5.281%, 08/25/35 (B)	1,085	729
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-9, Cl A1
4.625%, 10/25/35 (B)	1,380	1,174
Bear Stearns Commercial Mortgage Securities, Ser 2000-WF2, Cl A2
7.320%, 10/15/32 (B)	1,656	1,704
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	1,600	1,656
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.498%, 08/15/21 (A) (B)	510	291
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.238%, 04/15/22 (A) (B)	550	31
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.731%, 09/25/34 (B)	347	284

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.621%, 03/25/36 (B)	$931	$644
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	1,088	731
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.555%, 02/25/35 (B)	110	70
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.555%, 03/25/35 (B)	195	101
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
5.365%, 02/20/36 (B)	882	554
Crusade Global Trust, Ser 2003-1, Cl A
0.714%, 01/17/34 (B)	352	343
Crusade Global Trust, Ser 2004-1, Cl A1
0.663%, 01/16/35 (B)	98	92
CS First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	1,664	1,720
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	1,218	1,251
First Horizon Asset Securities, Ser 2005-2, Cl 1A1
5.500%, 05/25/35	585	584
Fosse Master Issuer PLC, Ser 2007-1A, Cl C2
1.060%, 10/18/54 (A) (B)	1,305	1,066
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
1.060%, 10/19/16 (A) (B)	334	17
GMAC Commercial Mortgage Securities, Ser 2000-C3, Cl A2
6.957%, 09/15/35	988	1,025
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
5.222%, 11/19/35 (B)	1,098	899
Granite Master Issuer PLC, Ser 2007-1, Cl 1C1
0.589%, 12/20/54 (B)	410	37
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.068%, 07/25/35 (B)	1,323	980
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
5.169%, 01/25/36 (B)	1,723	1,336
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.771%, 05/25/47 (B)	1,328	894
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.045%, 01/25/35 (B)	322	198

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund (Continued)

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Impac CMB Trust, Ser 2005-2, Cl 1A1
0.545%, 04/25/35 (B)	$356	$175
Impac CMB Trust, Ser 2005-3, Cl A1
0.525%, 08/25/35 (B)	317	160
Impac CMB Trust, Ser 2005-5, Cl A1
0.605%, 08/25/35 (B)	261	126
Impac CMB Trust, Ser 2005-8, Cl 1A
0.545%, 02/25/36 (B)	833	333
Interstar Millennium Trust, Ser 2004-2G, Cl A
1.029%, 03/14/36 (B)	189	144
JP Morgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.957%, 08/25/35 (B)	880	678
JP Morgan Mortgage Trust, Ser 2007-A3, Cl 1A1
5.426%, 05/25/37 (B)	1,100	688
Master Adjustable Rate Mortgages Trust, Ser 2004-12, Cl 5A1
5.425%, 10/25/34 (B)	185	141
Medallion Trust, Ser 2004-1G, Cl A1
0.791%, 05/25/35 (B)	150	138
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
4.482%, 02/25/35 (B)	2,285	2,022
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.555%, 04/25/35 (B)	371	235
Merrill Lynch Mortgage Investors, Ser 2005-A9, Cl 2A1A
5.155%, 12/25/35 (B)	563	486
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	1,414	807
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.597%, 06/25/37 (B)	1,311	883
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.565%, 01/25/30 (B)	100	61
MLCC Mortgage Investors, Ser 2004-HB1, Cl A1
0.645%, 04/25/29 (B)	150	84
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.515%, 03/25/30 (B)	124	90
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.331%, 02/25/36 (B)	678	473
Morgan Stanley Dean Witter Capital I, Ser 2000-LIF2, Cl A2
7.200%, 10/15/33	684	706
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4
6.660%, 02/15/33	412	424
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.545%, 05/25/35 (B)	279	146

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MortgageIT Trust, Ser 2005-3, Cl A1
0.585%, 08/25/35 (B)	$921	$530
MortgageIT Trust, Ser 2005-4, Cl A1
0.565%, 10/25/35 (B)	1,234	599
MortgageIT Trust, Ser 2005-5, Cl A1
0.545%, 12/25/35 (B)	1,175	556
Paragon Mortgages PLC, Ser 12A, Cl A2C
0.993%, 11/15/38 (A) (B)	337	196
Paragon Mortgages PLC, Ser 15A, Cl A2C
0.739%, 12/15/39 (A) (B)	794	355
Permanent Master Issuer PLC, Ser 2006-1, Cl 2C
0.909%, 07/15/42 (B)	1,200	1,153
Prima, Ser 2006-1, Cl A1
5.417%, 12/28/48	801	561
Puma Finance, Ser S1, Cl A
1.356%, 08/09/35 (A) (B)	156	133
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
5.327%, 11/25/35 (B)	658	462
Residential Funding Mortgage Securities I, Ser 2007-SA2, Cl 2A2
5.660%, 04/25/37 (B)	913	546
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.763%, 07/27/37 (B)	1,199	752
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.559%, 01/20/35 (B)	125	76
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.519%, 02/20/35 (B)	123	82
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
5.273%, 03/25/37 (B)	1,605	1,216
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.545%, 01/25/35 (B)	816	744
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (B)	715	625
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
5.002%, 10/25/35 (B)	1,864	1,622
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
4.908%, 10/25/35 (B)	1,109	953
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
4.533%, 04/25/35 (B)	631	573
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
5.617%, 07/25/36 (B)	1,447	981
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	1,060	760

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
5.539%, 04/25/36 (B)	$1,063	$793
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
5.091%, 03/25/36 (B)	1,256	1,012
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.242%, 04/25/36 (B)	1,313	939
Westpac Securitisation Trust, Ser 2005-1G, Cl A1
0.682%, 03/23/36 (B)	227	210

		50,749

Total Mortgage-Backed Securities (Cost $82,051) ($ Thousands)		65,821

CORPORATE OBLIGATIONS — 24.0%

Banks — 3.2%
Calyon New York
0.681%, 02/26/10 (B)	1,500	1,497
Citibank
0.680%, 07/12/11 (B)	680	681
Comerica Bank
0.400%, 05/10/10 (B)	1,000	975
PNC Funding
0.889%, 06/22/11 (B)	1,180	1,189
Wachovia
0.749%, 03/15/11 (B)	1,750	1,708
Wells Fargo
4.200%, 01/15/10	800	809
0.849%, 06/15/12 (B)	1,250	1,260

		8,119

Consumer Products — 1.6%
CVS Caremark
0.968%, 06/01/10 (B)	865	862
President and Fellows of Harvard College
3.700%, 04/01/13	1,325	1,346
Procter & Gamble
0.481%, 05/07/10 (B)	605	604
Procter & Gamble MTN
0.812%, 03/09/10 (B)	685	686
Staples
7.750%, 04/01/11	350	373

		3,871

Financial Services — 6.1%
American Express Credit MTN
1.685%, 05/27/10 (B)	1,750	1,741
Bank of America
7.800%, 02/15/10	594	610
2.100%, 04/30/12	1,500	1,509

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citigroup
2.125%, 04/30/12	$150	$151
General Electric Capital
0.592%, 04/28/11 (B)	1,250	1,218
0.609%, 12/21/12 (B)	5,750	5,761
GMAC
0.629%, 12/19/12 (B)	1,750	1,756
2.200%, 12/19/12	600	602
Pitney Bowes Global Financial Services LLC
8.550%, 09/15/09	425	428
Principal Life Income Funding Trusts
1.043%, 11/15/10 (B)	750	714
Toyota Motor Credit MTN
1.746%, 01/29/10 (B)	967	967

		15,457

Food, Beverage & Tobacco — 0.6%
General Mills
0.635%, 01/22/10 (B)	1,500	1,500

Health Care — 0.8%
Merck
1.875%, 06/30/11	1,010	1,018
Pfizer
4.450%, 03/15/12	1,000	1,059

		2,077

Industrials — 0.2%
Continental Airlines
1.006%, 06/02/13 (B)	750	511

Information Technology — 0.4%
Dell
3.375%, 06/15/12	350	358
Hewlett-Packard
1.710%, 05/27/11 (B)	585	595

		953

Insurance — 2.0%
MBIA Insurance
14.000%, 01/15/33 (A) (B)	1,000	354
Metropolitan Life Global Funding I
2.550%, 06/10/11 (A) (B)	965	963
Metropolitan Life Global Funding I MTN
1.357%, 06/25/10 (A) (B)	2,225	2,211
Monumental Global Funding III
0.709%, 01/15/14 (A) (B)	1,900	1,496

		5,024

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	21

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund (Concluded)

July 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Investment Banker/Broker Dealer — 5.5%
Citigroup Funding
0.936%, 05/05/11 (B)	$1,960	$1,959
Goldman Sachs Group
1.625%, 07/15/11	1,600	1,612
3.250%, 06/15/12	2,500	2,594
JPMorgan Chase
3.125%, 12/01/11	1,250	1,293
0.854%, 12/26/12 (B)	375	379
Merrill Lynch MTN
4.250%, 02/08/10	1,600	1,622
Morgan Stanley
2.000%, 09/22/11	2,200	2,230
1.236%, 02/10/12 (B)	1,200	1,211
Morgan Stanley, Ser G
0.838%, 01/09/14 (B)	1,000	913

		13,813

Security And Commodity Brokers — 0.4%
Genworth Global Funding Trusts
1.023%, 05/15/12 (B)	1,200	1,012

Sovereign — 0.4%
Province of Ontario Canada
1.166%, 05/22/12 (B)	1,060	1,056

Telephones & Telecommunication — 1.8%
AT&T
1.116%, 02/05/10 (B)	1,000	1,000
BellSouth
4.200%, 09/15/09	340	341
Deutsche Telekom International Finance
8.500%, 06/15/10	1,500	1,580
Verizon Wireless Capital LLC
3.316%, 05/20/11 (A) (B)	795	817
5.250%, 02/01/12 (A)	785	838

		4,576

Utilities — 1.0%
Dominion Resources
1.664%, 06/17/10 (B)	1,640	1,650
Pacific Gas & Electric
1.598%, 06/10/10 (B)	895	899

		2,549

Total Corporate Obligations (Cost $61,612) ($ Thousands)		60,518

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.6%
FHLB
1.050%, 03/05/10	7,500	7,528
0.850%, 01/20/11	5,000	4,995
1.375%, 05/16/11	2,500	2,512
2.250%, 04/13/12	1,000	1,013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC
2.875%, 04/30/10	$500	$510
FNMA
2.500%, 04/09/10	17,500	17,743
4.750%, 04/19/10	5,000	5,143
1.750%, 03/23/11	5,000	5,054
1.375%, 04/28/11	2,335	2,346

Total U.S. Government Agency Obligations (Cost $46,541) ($ Thousands)		46,844

MUNICIPAL BOND — 0.5%

New Jersey — 0.5%
New Jersey Economic Development Authority, Ser B, RB
5.226%, 02/15/10	1,305	1,281

Total Municipal Bond (Cost $1,269) ($ Thousands)		1,281

Total Investments — 99.7% (Cost $284,161) ($ Thousands)		$250,875

Futures — A summary of the open futures contracts held by the Fund at July 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 2-Year Treasury Note	114	Sep-2009	$(4)
U.S. 5-Year Treasury Note	(126)	Sep-2009	(9)
U.S. Long Treasury Bond	(18)	Sep-2009	(64)

			$(77)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$75,516	$895	$76,411
Mortgage-Backed Securities	—	65,821	—	65,821
Corporate Obligations	—	60,518	—	60,518
U.S. Government Agency Obligations	—	46,844	—	46,844
Municipal Bond	—	1,281	—	1,281

Total	$—	$249,980	$895	$250,875

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(77)	$—	$—	$(77)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Securities	Commercial Paper
Beginning balance as of February 1, 2009	$1,139
Change in unrealized appreciation/(depreciation)	(186)
Accrued discounts/premiums	—
Amortization sold	—
Realized gain/(loss)	—
Net purchases/sales	(58)

Ending balance as of July 31, 2009	$895

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $251,686 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2009. The coupon on a step bond changes on a specific date.

ABS — Asset-Backed Security

CBO — Collateralized Bond Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	23

Statements of Assets and Liabilities ($ Thousands)

For the six months ended July 31, 2009 (Unaudited)

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$527,033		$948,940		$1,770,970		$3,167,865
Affiliated Investments, at value	—		—		—		29,973
Repurchase agreements†	50,608		739,245		—		683,460
Cash	1		—		1		1,863
Receivable for Affiliated Investment Funds	—		—		—		24,380
Receivable for investment securities sold	—		—		—		—
Interest receivable	254		1,327		1,425		1,340
Receivable for fund shares sold	—		—		—		—
Receivable for variation margin	—		—		—		—
Prepaid expenses	145		164		143		435
Total Assets	578,041		1,689,676		1,772,539		3,909,316
LIABILITIES:
Payable for investment securities purchased	2,998		—		—		16,987
Income distribution payable	32		53		99		404
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Shareholder servicing fees payable	35		39		8		81
Administration fees payable	61		214		219		462
Investment advisory fees payable	11		33		34		72
Chief Compliance Officer fees payable	—		2		2		4
Trustees’ fees payable	—		—		—		2
Accrued expense payable	5		8		12		44
Total Liabilities	3,142		349		374		18,056
Net Assets	$574,899		$1,689,327		$1,772,165		$3,891,260
† Cost of investments and repurchase agreements	577,641		1,688,185		1,770,970		3,881,298
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$574,954		$1,689,418		$1,772,179		$3,891,398
Undistributed net investment income/(Distributions in excess of net investment income)	(48)		—		—		2,210
Accumulated net realized gain (loss) on investments and futures contracts	(7)		(91)		(14)		(2,348)
Net unrealized appreciation (depreciation) on investments	—		—		—		(29,973)
Net unrealized appreciation on affiliated investments	—		—		—		29,973
Net unrealized appreciation (depreciation) on futures contracts	—		—		—		—
Net Assets	$574,899		$1,689,327		$1,772,165		$3,891,260
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	($304,654,317 ÷ 304,715,355 shares	)	($1,001,460,154 ÷ 1,001,506,486 shares	)	($1,541,463,126 ÷ 1,541,542,815 shares	)	($3,344,648,502 ÷ 3,344,148,373 shares	)(1)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	($114,433,514 ÷ 114,447,760 shares	)	($522,130,778 ÷ 522,151,779 shares	)	($197,652,287 ÷ 197,686,349 shares	)	($160,248,297 ÷ 160,553,254 shares	)(1)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	($114,899,863 ÷ 114,924,181 shares	)	($139,441,215 ÷ 139,466,537 shares	)	($33,050,068 ÷ 33,049,408 shares	)	($311,333,289 ÷ 311,477,375 shares	)(1)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							($43,967,077 ÷ 44,131,351 shares	)(1)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	($40,911,169 ÷ 40,887,735 shares	)	($26,294,962 ÷ 26,298,957 shares	)			($31,062,910 ÷ 31,087,996 shares	)(1)

(1)	See Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Treasury Fund		Treasury II Fund		Short-Duration Government Fund	Intermediate-Duration Government Fund	GNMA Fund	Ultra Short Bond Fund

$164,017		$796,057		$201,586	$64,090	$186,383	$250,875
—		—		—	—	—	—
755,624		—		7,600	—	44,200	—
1		—		857	913	20	2,234
—		—		—	—	—	—
—		—		25,443	3,747	46,555	51
114		1,556		915	283	713	963
—		—		498	123	41	940
—		—		87	191	153	41
44		30		8	3	6	8
919,800		797,643		236,994	69,350	278,071	255,112

—		—		27,304	2,693	90,495	2,614
28		16		64	19	199	70
—		—		1,012	385	317	516
—		—		288	61	20	121
7		—		—	—	40	—
113		40		73	19	36	58
18		16		19	6	16	14
1		1		—	—	—	—
1		—		—	—	—	—
12		7		20	7	15	33
180		80		28,780	3,190	91,138	3,426
$919,620		$797,563		$208,214	$66,160	$186,933	$251,686
919,641		796,057		206,940	62,838	225,123	284,161

$919,713		$797,575		$206,467	$63,580	$189,983	$293,554
—		—		(253)	(57)	(321)	43
(93)		(12)		201	1,476	(8,246)	(8,548)
—		—		2,246	1,252	5,460	(33,286)
—		—		—	—	—	—
—		—		(447)	(91)	57	(77)
$919,620		$797,563		$208,214	$66,160	$186,933	$251,686
$1.00		$1.00		$10.37	$11.31	$10.05	$8.85
($413,654,055 ÷ 413,691,207 shares	)	($597,346,104 ÷ 597,511,782 shares	)	($208,213,527 ÷ 20,072,197 shares )	($66,160,315 ÷ 5,850,582 shares )	($186,932,646 ÷ 18,599,304 shares )	($251,685,616 ÷ 28,443,683 shares )
$1.00		$1.00		N/A	N/A	N/A	N/A
($321,733,173 ÷ 321,769,130 shares	)	($186,184,510 ÷ 186,174,828 shares	)
$1.00		$1.00		N/A	N/A	N/A	N/A
($56,709,721 ÷ 56,723,657 shares	)	($14,032,642 ÷ 14,035,521 shares	)
N/A		N/A		N/A	N/A	N/A	N/A

$1.00		N/A		N/A	N/A	N/A	N/A
($127,523,368 ÷ 127,529,372 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	25

Statements of Operations ($ Thousands)

For the six months ended July 31, 2009 (Unaudited)

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$2,454	$4,994	$4,313	$14,559
Expenses:
Administration Fees	1,048	2,539	1,962	3,959
Shareholder Servicing Fees — Class A Shares	412	1,693	2,241	4,319
Shareholder Servicing Fees — Sweep Class Shares	64	40	—	49
Distribution Fees — Sweep Class Shares	131	83	—	100
Administrative & Shareholder Servicing Fees — Class B Shares	189	878	360	345
Administrative & Shareholder Servicing Fees — Class C Shares	318	366	88	982
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	110
Investment Advisory Fees	72	238	232	469
Trustees’ Fees	7	24	24	47
Chief Compliance Officer Fees	2	6	6	13
Registration Fees	20	56	59	118
Custodian/Wire Agent Fees	16	51	50	98
Treasury Expense	233	373	304	1,072
Pricing Fees	—	1	1	—
Other Expenses	30	91	88	179
Total Expenses	2,542	6,439	5,415	11,860
Less, Waiver of:
Investment Advisory Fees	—	—	—	—
Administration Fees	(622)	(892)	(356)	(710)
Shareholder Servicing Fees — Class A Shares	(412)	(1,693)	(2,241)	(4,319)
Administrative & Shareholder Servicing Fees — Class B Shares	(24)	(458)	(229)	(104)
Administrative & Shareholder Servicing Fees — Class C Shares	(64)	(250)	(70)	(543)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(41)
Shareholder Servicing Fees and Distribution Fees — Sweep Class Shares	(79)	(96)	—	(103)
Net Expenses	1,341	3,050	2,519	6,040
Net Investment Income	1,113	1,944	1,794	8,519
Net Realized and Unrealized Gain (Loss) on/from:
Investments	16	—	1	(69,218)
Payment by Affiliate*	—	—	—	125,587
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	62,521
Affiliated Investment	—	—	—	(120,885)
Futures Contracts	—	—	—	—
Net Increase in Net Assets from Operations	$1,129	$1,944	$1,795	$6,524

*	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Treasury Fund	Treasury II Fund	Short-Duration Government Fund	Intermediate-Duration Government Fund	GNMA Fund	Ultra Short Bond Fund

$1,769	$865	$4,059	$1,550	$3,860	$3,904

1,312	1,066	467	148	301	405
611	775	334	106	235	289
185	—	—	—	—	—
378	—	—	—	—	—
601	384	—	—	—	—
135	30	—	—	—	—
—	—	—	—	—	—
123	100	131	41	92	116
13	10	3	1	2	2
3	3	1	—	1	1
33	28	7	2	4	9
27	21	6	2	4	4
159	71	—	—	—	—
1	—	37	13	24	35
48	36	9	3	7	13
3,629	2,524	995	316	670	874

—	—	(15)	—	—	(42)
(518)	(706)	(5)	—	(78)	(103)
(611)	(775)	(334)	(93)	—	(289)
(546)	(384)	—	—	—	—
(128)	(30)	—	—	—	—
—	—	—	—	—	—
(542)	—	—	—	—	—
1,284	629	641	223	592	440
485	236	3,418	1,327	3,268	3,464

—	5	3,837	1,313	2,002	(2,720)
—	—	—	—	—	—
—	—	136	159	(261)	867

—	—	(257)	36	2,454	12,702
—	—	—	—	—	—
—	—	(272)	(494)	136	(579)
$485	$241	$6,862	$2,341	$7,599	$13,734

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	27

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2009 (Unaudited) and for the year ended January 31, 2009

	Money Market Fund		Government Fund
	2/1/09-7/31/09	2/1/08-1/31/09	2/1/09-7/31/09	2/1/08-1/31/09
Operations:
Net Investment Income	$1,113	$18,597	$1,944	$34,534
Net Realized Gain (Loss) on Investments	16	(6,625)	—	9
Payment by Affiliate*	—	6,574	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investment	—	2,861	—	—
Net Increase in Net Assets Resulting from Operations	1,129	21,407	1,944	34,543
Dividends to Shareholders:
Net Investment Income
Class A	(854)	(9,185)	(1,613)	(24,900)
Class B	(156)	(3,068)	(262)	(6,616)
Class C	(82)	(4,369)	(56)	(2,538)
Class H	—	—	—	—
Sweep Class	(23)	(1,984)	(13)	(480)
Total Dividends	(1,115)	(18,606)	(1,944)	(34,534)
Capital Share Transactions (All at $1.00 per share):
Class A:
Proceeds from Shares Issued	603,396	1,901,662	2,737,383	5,981,532
Reinvestment of Dividends & Distributions	474	5,470	991	16,138
Cost of Shares Redeemed	(640,427)	(1,968,247)	(3,263,455)	(5,502,747)
Increase (Decrease) in Net Assets from Class A Transactions	(36,557)	(61,115)	(525,081)	494,923
Class B:
Proceeds from Shares Issued	285,349	674,343	831,856	1,940,587
Reinvestment of Dividends & Distributions	10	315	221	4,761
Cost of Shares Redeemed	(291,853)	(720,832)	(933,852)	(1,519,037)
Increase (Decrease) in Net Assets from Class B Transactions	(6,494)	(46,174)	(101,775)	426,311
Class C:
Proceeds from Shares Issued	352,412	960,510	340,734	559,348
Reinvestment of Dividends & Distributions	4	166	—	—
Cost of Shares Redeemed	(396,352)	(1,062,248)	(354,308)	(560,578)
Increase (Decrease) in Net Assets from Class C Transactions	(43,936)	(101,572)	(13,574)	(1,230)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Decrease in Net Assets from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	178,181	533,994	195,957	429,120
Reinvestment of Dividends & Distributions	—	—	4	43
Cost of Shares Redeemed	(205,450)	(599,457)	(214,819)	(412,243)
Increase (Decrease) in Net Assets from Sweep Class Transactions	(27,269)	(65,463)	(18,858)	16,920
Increase (Decrease) in Net Assets from Capital Share Transactions	(114,256)	(274,324)	(659,288)	936,924
Total Increase (Decrease) in Net Assets	(114,242)	(271,523)	(659,288)	936,933
Net Assets:
Beginning of Period	689,141	960,664	2,348,615	1,411,682
End of Period	$574,899	$689,141	$1,689,327	$2,348,615
Undistributed (Distributions in Excess of) Net Investment Income	$(48)	$(46)	$—	$—
*	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2/1/09-7/31/09	2/1/08-1/31/09	2/1/09-7/31/09	2/1/08-1/31/09	2/1/09-7/31/09	2/1/08-1/31/09	2/1/09-7/31/09	2/1/08-1/31/09

$1,794	$32,492	$8,519	$121,620	$485	$15,408	$236	$6,683
1	16	(69,218)	(64,872)	—	—	5	14
—	—	125,587	—	—	—	—	—
—	—	(58,364)	72,844	—	—	—	—
1,795	32,508	6,524	129,592	485	15,408	241	6,697

(1,690)	(28,023)	(5,108)	(96,337)	(252)	(7,469)	(164)	(5,274)
(91)	(3,807)	(116)	(7,370)	(154)	(5,961)	(69)	(1,349)
(13)	(662)	(159)	(10,268)	(21)	(960)	(3)	(60)
—	—	(16)	(1,431)	—	—	—	—
—	—	(8)	(837)	(58)	(1,018)	—	—
(1,794)	(32,492)	(5,407)	(116,243)	(485)	(15,408)	(236)	(6,683)

2,609,746	4,216,167	7,829,836	20,904,381	8,884,755	19,984,359	777,857	2,788,233
139	2,310	2,166	23,064	125	2,558	93	1,600
(3,118,658)	(3,522,616)	(8,285,434)	(20,881,600)	(9,044,132)	(20,024,455)	(869,421)	(2,617,194)
(508,773)	695,861	(453,432)	45,845	(159,252)	(37,538)	(91,471)	172,639

439,003	889,367	643,404	2,111,294	676,461	2,538,926	266,090	1,055,747
62	1,367	54	2,778	57	2,858	34	471
(483,745)	(799,304)	(829,641)	(2,244,412)	(842,039)	(2,816,033)	(443,179)	(802,368)
(44,680)	91,430	(186,183)	(130,340)	(165,521)	(274,249)	(177,055)	253,850

52,198	121,329	1,359,696	3,319,590	264,753	977,573	38,945	161,148
—	—	87	3,901	1	24	—	4
(50,610)	(133,406)	(1,515,840)	(3,499,746)	(280,848)	(1,049,713)	(38,276)	(155,042)
1,588	(12,077)	(156,057)	(176,255)	(16,094)	(72,116)	669	6,110

N/A	N/A	24,898	143,780	N/A	N/A	N/A	N/A
N/A	N/A	8	1,431	N/A	N/A	N/A	N/A
N/A	N/A	(39,042)	(168,137)	N/A	N/A	N/A	N/A
N/A	N/A	(14,136)	(22,926)	N/A	N/A	N/A	N/A

N/A	N/A	150,045	412,431	164,664	811,013	N/A	N/A
N/A	N/A	6	214	—	—	N/A	N/A
N/A	N/A	(176,136)	(412,009)	(243,859)	(716,148)	N/A	N/A
N/A	N/A	(26,085)	636	(79,195)	94,865	N/A	N/A
(551,865)	775,214	(835,893)	(283,040)	(420,062)	(289,038)	(267,857)	432,599
(551,864)	775,230	(834,776)	(269,691)	(420,062)	(289,038)	(267,852)	432,613

2,324,029	1,548,799	4,726,036	4,995,727	1,339,682	1,628,720	1,065,415	632,802
$1,772,165	$2,324,029	$3,891,260	$4,726,036	$919,620	$1,339,682	$797,563	$1,065,415
$—	$—	$2,210	$(902)	$—	$—	$—	$—

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	29

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2009 (Unaudited) and for the year ended January 31, 2009

	Short-Duration Government Fund
	2/1/09-7/31/09	2/1/08-1/31/09
Operations:
Net Investment Income	$3,418	$6,720
Net Realized Gain (Loss) on Investments and Futures Contracts	3,973	3,091
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(529)	(45)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,862	9,766
Dividends to Shareholders:
Net Investment Income	(3,671)	(6,868)
Total Dividends	(3,671)	(6,868)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	165,651	314,910
Reinvestment of Dividends & Distributions	3,236	5,581
Cost of Shares Redeemed	(251,928)	(208,217)
Increase (Decrease) in Net Assets from Class A Transactions	(83,041)	112,274
Net Increase (Decrease) in Net Assets	(79,850)	115,172
Net Assets:
Beginning of Period	288,064	172,892
End of Period	$208,214	$288,064
Undistributed (Distributions in Excess of) Net Investment Income	$(253)	$—
Share Transactions:
Class A:
Shares Issued	16,016	31,072
Reinvestment of Distributions	312	548
Shares Redeemed	(24,355)	(20,447)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(8,027)	11,173

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Intermediate-Duration Government Fund		GNMA Fund		Ultra Short Bond Fund
2/1/09-7/31/09	2/1/08-1/31/09	2/1/09-7/31/09	2/1/08-1/31/09	2/1/09-7/31/09	2/1/08-1/31/09

$1,327	$2,356	$3,268	$5,429	$3,464	$11,932
1,472	2,881	1,741	1,701	(1,853)	(987)
(458)	191	2,590	810	12,123	(39,795)
2,341	5,428	7,599	7,940	13,734	(28,850)

(1,382)	(2,389)	(3,580)	(5,478)	(3,417)	(11,795)
(1,382)	(2,389)	(3,580)	(5,478)	(3,417)	(11,795)

38,713	108,145	99,104	181,448	123,487	304,138
1,089	2,060	2,507	3,048	3,095	11,302
(66,626)	(71,591)	(79,336)	(141,143)	(92,294)	(477,077)
(26,824)	38,614	22,275	43,353	34,288	(161,637)
(25,865)	41,653	26,294	45,815	44,605	(202,282)

92,025	50,372	160,639	114,824	207,081	409,363
$66,160	$92,025	$186,933	$160,639	$251,686	$207,081
$(57)	$(2)	$(321)	$(9)	$43	$(4)

3,428	9,983	9,963	18,854	14,531	32,955
96	190	251	317	362	1,227
(5,889)	(6,640)	(7,947)	(14,766)	(10,796)	(52,091)
(2,365)	3,533	2,267	4,405	4,097	(17,909)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	31

Financial Highlights

For the six months ended July 31, 2009 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations		Dividends from Net Investment Income		Total Dividends and Distributions
Money Market Fund
Class A
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		(0.01)	0.01	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class B
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		(0.01)	0.01	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class C
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		(0.01)	0.01	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Sweep Class
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		(0.01)	0.01	0.02		(0.02)		(0.02)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Government Fund
Class A
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class B
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class C
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Sweep Class
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.01		—	—	0.01		(0.01)		(0.01)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Government II Fund
Class A
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Amounts	designated as “—” are $0.
*	For the six month period ended July 31, 2009. All ratios for the period have been annualized.
**	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.
(1)	Per share calculations were performed using average shares.
(2)	The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	Amount represents less than $0.01 per share.

The	accompanying notes are an integral part of the financial statements.

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets

$1.00	0.25%	$304,654	0.25	%**	0.70%	0.52%
1.00	2.45 ††	341,204	0.20	**	0.64	2.46
1.00	5.23	401,174	0.18		0.63	5.13
1.00	5.07	623,314	0.18		0.63	4.97
1.00	3.30	392,207	0.18		0.62	3.25
1.00	1.37	524,849	0.18		0.62	1.38

$1.00	0.12%	$114,434	0.52	%**(2)	0.75%	0.25%
1.00	2.15 ††	120,925	0.50	**	0.70	2.19
1.00	4.92	166,627	0.48		0.68	4.82
1.00	4.76	148,053	0.48		0.68	4.61
1.00	2.99	123,851	0.48		0.67	2.98
1.00	1.07	107,650	0.48		0.67	1.10

$1.00	0.06%	$114,900	0.65	%**(2)	0.95%	0.13%
1.00	1.94 ††	158,833	0.70	**	0.89	2.00
1.00	4.71	259,640	0.68		0.88	4.61
1.00	4.55	243,944	0.68		0.88	4.48
1.00	2.78	232,072	0.68		0.87	2.83
1.00	0.86	152,060	0.68		0.87	0.84

$1.00	0.04%	$40,911	0.70	%**(2)	1.20%	0.09%
1.00	1.69 ††	68,179	0.95	**	1.14	1.79
1.00	4.45	133,223	0.93		1.13	4.35
1.00	4.29	91,087	0.93		1.13	4.19
1.00	2.53	113,107	0.93		1.12	2.60
1.00	0.61	69,101	0.93		1.12	0.61

$1.00	0.11%	$1,001,460	0.23	%**	0.57%	0.24%
1.00	2.15	1,526,541	0.22	**	0.54	2.06
1.00	4.98	1,031,612	0.20		0.53	4.79
1.00	4.97	507,735	0.20		0.54	4.88
1.00	3.21	467,445	0.20		0.53	3.23
1.00	1.30	369,440	0.20		0.53	1.32

$1.00	0.04%	$522,131	0.38	%**(2)	0.62%	0.09%
1.00	1.84	623,905	0.52	**	0.60	1.62
1.00	4.67	197,593	0.50		0.58	4.53
1.00	4.66	122,674	0.50		0.59	4.57
1.00	2.90	122,025	0.50		0.58	2.84
1.00	1.00	156,741	0.50		0.58	0.93

$1.00	0.04%	$139,441	0.39	%**(2)	0.82%	0.08%
1.00	1.64	153,015	0.71	**(2)	0.79	1.65
1.00	4.46	154,244	0.70		0.78	4.35
1.00	4.45	137,375	0.70		0.79	4.37
1.00	2.70	129,416	0.70		0.78	2.74
1.00	0.80	86,267	0.70		0.78	0.77

$1.00	0.04%	$26,295	0.40	%**(2)	1.07%	0.08%
1.00	1.39	45,154	0.96	**(2)	1.04	1.34
1.00	4.20	28,233	0.95		1.03	4.06
1.00	4.19	15,077	0.95		1.04	4.07
1.00	2.44	26,361	0.95		1.03	2.43
1.00	0.55	27,841	0.95		1.03	0.51

$1.00	0.09%	$1,541,463	0.23	%**	0.51%	0.19%
1.00	2.10	2,050,235	0.21	**	0.50	1.99
1.00	4.97	1,354,361	0.20		0.48	4.81
1.00	4.96	680,219	0.20		0.49	4.86
1.00	3.18	576,242	0.20		0.48	3.18
1.00	1.27	515,216	0.20		0.48	1.25

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	33

Financial Highlights

For the six months ended July 31, 2009 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations		Dividends from Net Investment Income		Total Dividends and Distributions
Government II Fund (continued)
Class B
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class C
2009*	$1.00	$0.00	(3)	$—	$—	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Prime Obligation Fund
Class A
2009*	$1.00	$0.00	(3)	$(0.02)	$0.02	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class B
2009*	$1.00	$0.00	(3)	$(0.02)	$0.02	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class C
2009*	$1.00	$0.00	(3)	$(0.02)	$0.02	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class H
2009*	$1.00	$0.00	(3)	$(0.02)	$0.02	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Sweep Class
2009*	$1.00	$0.00	(3)	$(0.02)	$0.02	$0.00	(3)	$(0.00	)(3)	$(0.00	)(3)
2009	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Amounts	designated as “—” are $0.
*	For the six month period ended July 31, 2009. All ratios for the period have been annualized.
**	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (2.75)%, (2.85)%, (2.86)%, (2.87)% and (2.86)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.
(1)	Per share calculations were performed using average shares.
(2)	The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	Amount represents less than $0.01 per share.

The	accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets

$1.00	0.04%		$197,652	0.34	%**(2)	0.56%	0.08%
1.00	1.79		242,332	0.51	**	0.54	1.80
1.00	4.66		150,900	0.50		0.53	4.53
1.00	4.64		140,930	0.50		0.54	4.56
1.00	2.87		168,616	0.50		0.53	2.80
1.00	0.97		160,509	0.50		0.53	0.92

$1.00	0.04%		$33,050	0.33	%**(2)	0.76%	0.07%
1.00	1.60		31,462	0.70	**(2)	0.74	1.63
1.00	4.45		43,538	0.70		0.73	4.05
1.00	4.44		4,089	0.70		0.74	4.38
1.00	2.67		4,457	0.70		0.73	2.39
1.00	0.76		18,637	0.70		0.73	0.71

$1.00	0.15	%††	$3,344,649	0.25	%**	0.54%	0.44%
1.00	2.37		3,796,102	0.22	**	0.50	2.42
1.00	5.21		3,740,714	0.20		0.48	5.10
1.00	5.06		3,382,051	0.20		0.49	4.96
1.00	3.28		2,957,074	0.20		0.48	3.26
1.00	1.34		2,972,833	0.20		0.48	1.31

$1.00	0.04	%††	$160,248	0.46	%**(2)	0.58%	0.27%
1.00	2.06		346,741	0.51	**	0.55	2.17
1.00	4.90		475,700	0.50		0.53	4.82
1.00	4.74		715,879	0.50		0.54	4.65
1.00	2.98		625,831	0.50		0.53	2.88
1.00	1.03		663,635	0.50		0.53	1.05

$1.00	0.04	%††	$311,333	0.48	%**(2)	0.79%	0.24%
1.00	1.86		467,782	0.71	**	0.75	2.04
1.00	4.69		641,977	0.70		0.73	4.60
1.00	4.53		780,951	0.70		0.74	4.45
1.00	2.77		779,625	0.70		0.73	2.76
1.00	0.83		730,310	0.70		0.73	0.82

$1.00	0.01	%††	$43,967	0.37	%**(2)	0.81%	0.20%
1.00	1.93		58,276	0.64	**	0.67	2.11
1.00	4.76		80,958	0.63		0.66	4.65
1.00	4.61		65,512	0.63		0.67	4.55
1.00	2.84		36,006	0.63		0.66	2.81
1.00	0.90		41,221	0.63		0.66	0.90

$1.00	0.04	%††	$31,063	0.67	%**(2)	0.92%	0.23%
1.00	1.62		57,135	0.95	**(2)	1.00	1.54
1.00	4.43		56,378	0.95		0.98	4.34
1.00	4.27		47,991	0.95		0.99	4.20
1.00	2.51		45,130	0.95		0.98	2.53
1.00	0.58		32,908	0.95		0.98	0.58

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	35

Financial Highlights

For the six months ended July 31, 2009 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations		Dividends from Net Investment Income		Total Dividends and Distributions
Treasury Fund
Class A
2009*	$1.00	$0.00	(2)	$—	$—	$0.00	(2)	$(0.00	)(2)	$(0.00	)(2)
2009	1.00	0.01		—	—	0.01		(0.01)		(0.01)
2008	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class B
2009*	$1.00	$0.00	(2)	$—	$—	$0.00	(2)	$(0.00	)(2)	$(0.00	)(2)
2009	1.00	0.01		—	—	0.01		(0.01)		(0.01)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class C
2009*	$1.00	$0.00	(2)	$—	$—	$0.00	(2)	$(0.00	)(2)	$(0.00	)(2)
2009	1.00	0.01		—	—	0.01		(0.01)		(0.01)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Sweep Class
2009*	$1.00	$0.00	(2)	$—	$—	$0.00	(2)	$(0.00	)(2)	$(0.00	)(2)
2009	1.00	0.01		—	—	0.01		(0.01)		(0.01)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2005	1.00	0.00	(2)	—	—	0.00	(2)	(0.00	)(2)	(0.00	)(2)
Treasury II Fund
Class A
2009*	$1.00	$0.00	(2)	$—	$—	$0.00	(2)	$(0.00	)(2)	$(0.00	)(2)
2009	1.00	0.01		—	—	0.01		(0.01)		(0.01)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.05		—	—	0.05		(0.05)		(0.05)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class B
2009*	$1.00	$0.00	(2)	$—	$—	$0.00	(2)	$(0.00	)(2)	$(0.00	)(2)
2009	1.00	0.01		—	—	0.01		(0.01)		(0.01)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.03		—	—	0.03		(0.03)		(0.03)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Class C
2009*	$1.00	$0.00	(2)	$—	$—	$0.00	(2)	$(0.00	)(2)	$(0.00	)(2)
2009	1.00	0.01		—	—	0.01		(0.01)		(0.01)
2008	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2007	1.00	0.04		—	—	0.04		(0.04)		(0.04)
2006	1.00	0.02		—	—	0.02		(0.02)		(0.02)
2005	1.00	0.01		—	—	0.01		(0.01)		(0.01)
Amounts	designated as “—” are $0.
*	For the six month period ended July 31, 2009. All ratios for the period have been annualized.
**	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share calculations were performed using average shares.
(2)	Amount represents less than $0.01 per share.
(3)	The Distributor and/or Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.

The	accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets

$1.00	0.05%	$413,654	0.22	%**(3)	0.56%	0.10%
1.00	1.27	572,906	0.19	**	0.55	1.18
1.00	4.64	610,451	0.20		0.53	4.36
1.00	4.95	287,595	0.20		0.54	4.87
1.00	3.13	208,097	0.20		0.53	3.05
1.00	1.22	292,974	0.20		0.53	1.21

$1.00	0.04%	$321,733	0.25	%**(3)	0.62%	0.08%
1.00	1.06	487,254	0.40	**(3)	0.59	1.12
1.00	4.33	761,497	0.50		0.58	4.07
1.00	4.64	359,090	0.50		0.59	4.58
1.00	2.82	239,461	0.50		0.58	2.81
1.00	0.91	206,698	0.50		0.58	0.85

$1.00	0.04%	$56,710	0.25	%**(3)	0.82%	0.08%
1.00	0.93	72,803	0.53	**(3)	0.80	0.98
1.00	4.12	144,919	0.70		0.78	4.00
1.00	4.43	100,928	0.70		0.79	4.34
1.00	2.62	113,403	0.70		0.78	2.70
1.00	0.71	68,932	0.70		0.78	0.66

$1.00	0.04%	$127,523	0.25	%**(3)	1.06%	0.08%
1.00	0.77	206,719	0.61	**(3)	1.05	0.67
1.00	3.86	111,853	0.95		1.03	3.74
1.00	4.17	97,004	0.95		1.04	4.11
1.00	2.36	83,570	0.95		1.03	2.35
1.00	0.49	95,407	0.93		1.03	0.49

$1.00	0.03%	$597,346	0.14	%**(3)	0.55%	0.05%
1.00	1.05	688,813	0.20	**	0.54	0.87
1.00	4.11	516,164	0.21		0.53	3.72
1.00	4.62	181,976	0.25		0.53	4.50
1.00	2.85	178,480	0.25		0.53	2.78
1.00	1.09	263,727	0.25		0.53	1.08

$1.00	0.03%	$186,184	0.14	%**(3)	0.60%	0.05%
1.00	0.82	363,238	0.39	**(3)	0.59	0.58
1.00	3.81	109,384	0.51		0.58	3.54
1.00	4.31	51,984	0.55		0.58	4.18
1.00	2.54	70,593	0.55		0.58	2.50
1.00	0.79	78,781	0.55		0.58	0.70

$1.00	0.03%	$14,033	0.14	%**(3)	0.80%	0.05%
1.00	0.69	13,364	0.47	**(3)	0.79	0.50
1.00	3.59	7,254	0.72		0.79	3.71
1.00	4.10	20,267	0.75		0.78	4.04
1.00	2.33	2,602	0.75		0.78	2.03
1.00	0.59	31,370	0.75		0.78	0.54

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	37

Financial Highlights

For the six months ended July 31, 2009 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
Short-Duration Government Fund
Class A
2009*	$10.25	$0.13	$0.13	$0.26	$(0.14)	$—	$(0.14)
2009	10.21	0.36	0.04	0.40	(0.36)	—	(0.36)
2008	9.95	0.46	0.28	0.74	(0.48)	—	(0.48)
2007	10.02	0.42	(0.04)	0.38	(0.45)	—	(0.45)
2006	10.19	0.32	(0.13)	0.19	(0.36)	—	(0.36)
2005	10.35	0.22	(0.12)	0.10	(0.26)	—	(0.26)
Intermediate-Duration Government Fund
Class A
2009*	$11.20	$0.18	$0.11	$0.29	$(0.18)	$—	$(0.18)
2009	10.76	0.38	0.44	0.82	(0.38)	—	(0.38)
2008	10.13	0.45	0.63	1.08	(0.45)	—	(0.45)
2007	10.21	0.42	(0.06)	0.36	(0.44)	—	(0.44)
2006	10.50	0.36	(0.26)	0.10	(0.39)	—	(0.39)
2005	10.64	0.31	(0.11)	0.20	(0.33)	(0.01)	(0.34)
GNMA Fund
Class A
2009*	$9.84	$0.17	$0.23	$0.40	$(0.19)	$—	$(0.19)
2009	9.63	0.40	0.21	0.61	(0.40)	—	(0.40)
2008	9.34	0.45	0.30	0.75	(0.46)	—	(0.46)
2007	9.48	0.44	(0.11)	0.33	(0.47)	—	(0.47)
2006	9.71	0.41	(0.16)	0.25	(0.48)	—	(0.48)
2005	9.86	0.39	(0.04)	0.35	(0.50)	—	(0.50)
Ultra Short Bond Fund
Class A
2009*	$8.51	$0.13	$0.34	$0.47	$(0.13)	$—	$(0.13)
2009	9.69	0.32	(1.18)	(0.86)	(0.32)	—	(0.32)
2008	9.97	0.48	(0.28)	0.20	(0.48)	—	(0.48)
2007	9.95	0.45	0.03	0.48	(0.46)	—	(0.46)
2006††	10.00	0.32	(0.04)	0.28	(0.33)	—	(0.33)
2005††	10.10	0.20	(0.10)	0.10	(0.20)	—	(0.20)
Amounts	designated as “—” are $0 or have been rounded to $0.
*	For the six month period ended July 31, 2009. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.
(1)	Per share calculations were performed using average shares.

The	accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$10.37	2.55%	$208,214	0.48%	0.75%	2.56%	149%
10.25	4.05	288,064	0.48	0.74	3.53	693
10.21	7.65	172,892	0.45	0.76	4.63	266
9.95	3.84	115,462	0.45	0.78	4.19	210
10.02	1.93	155,512	0.45	0.75	3.15	162
10.19	0.96	202,035	0.45	0.74	2.12	66

$11.31	2.63%	$66,160	0.53%	0.75%	3.14%	100%
11.20	7.85	92,025	0.53	0.74	3.48	641
10.76	10.97	50,372	0.50	0.75	4.34	234
10.13	3.64	46,635	0.50	0.78	4.17	200
10.21	0.94	85,873	0.50	0.73	3.46	151
10.50	1.85	109,394	0.50	0.73	2.92	80

$10.05	4.07%	$186,933	0.63%	0.71%	3.48%	283%
9.84	6.51	160,639	0.63	0.71	4.08	474
9.63	8.31	114,824	0.60	0.72	4.82	271
9.34	3.65	143,711	0.60	0.74	4.72	105
9.48	2.60	166,324	0.60	0.71	4.26	97
9.71	3.64	171,139	0.60	0.71	3.97	85

$8.85	5.53%	$251,686	0.38%	0.76%	3.00%	29%
8.51	(9.00)	207,081	0.38	0.75	3.50	99
9.69	2.06	409,363	0.35	1.28	4.87	54
9.97	4.88	238,820	0.35	0.76	4.51	40
9.95	2.90	412,217	0.35	0.75	3.22	67
10.00	1.11	317,382	0.35	0.75	1.84	59

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	39

Notes to Financial Statements

July 31, 2009

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond (each a “Fund,” collectively the “Fixed Income Funds”). The Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds, except those securities which are covered by the Capital Support Agreement, are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by rule 2a-7 of the 1940 act. Refer to Note 9 for a discussion of the Capital Support Agreement entered into by the Money Market Fund and the Prime Obligation Fund.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was adopted by the Trust effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

The valuation techniques used by the Trust to measure fair value in accordance with FAS 157 during the six months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157-3”), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund’s approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. There was no change to the financial position of the Funds and results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust’s policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

Futures Contracts — The Fixed Income Funds’ utilized futures contracts during the six months ended July 31, 2009. The Fixed Income Funds’ investment in these futures contracts is designed to enable the Fixed Income Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fixed Income Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Fixed Income Funds represents each Fixed Income Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in each Fixed Income Fund’s net assets.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008 and has been adopted by the Trust as of July 31, 2009. SFAS No. 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flows. There was no change to the financial position of the Funds upon adoption of SFAS 161.

Swap Agreements — A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Credit-default swaps involve the periodic payment by a Fixed Income Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	41

Notes to Financial Statements (Continued)

July 31, 2009

group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fixed Income Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fixed Income Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fixed Income Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities may be set aside as collateral by a Fund’s custodian. A Fixed Income Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fixed Income Fund’s value from changes in interest rates; or expose a Fixed Income Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. There were no swap agreements as of July 31, 2009.

TBA Purchase Commitments — A Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At July 31, 2009, the Prime Obligation Fund owned private placement investments that were purchased through

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Prime Obligation Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees.

The acquisition dates of these investments, along with their cost and values at July 31, 2009, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Fair Value ($ Thousands)	% of Net Assets

Prime Obligation Fund
Stanfield Victoria Funding LLC MTN 1.070%, 03/14/10	$59,952	03/06/07	$59,949	$29,976	0.77%

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to each Fund on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agent Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund	.33%
Government Fund	.24%
Government II Fund	.19%
Prime Obligation Fund	.19%
Treasury Fund	.24%
Treasury II Fund	.24%
Short-Duration Government Fund	.35%
Intermediate-Duration Government Fund	.35%
GNMA Fund	.32%
Ultra Short Bond Fund	.35%

However, the Administrator and SEI Investments Management Corporation (the “Adviser”) have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds’ daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund		Short- Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund		Ultra Short Bond Fund
Class A	.18	%(1)	.20	%(3)	.20	%(2)	.20	%(2)	.20	%(2)	.20	%(2)	.48	%(4)	.53	%(4)	.63	%(4)	.38	%(4)
Class B	.48	%(1)	.50	%(3)	.50	%(2)	.50	%(2)	.50	%(2)	.50	%(2)	N/A		N/A		N/A		N/A
Class C	.68	%(1)	.70	%(3)	.70	%(2)	.70	%(2)	.70	%(2)	.70	%(2)	N/A		N/A		N/A		N/A
Class H	N/A		N/A		N/A		.63	%(1)	N/A		N/A		N/A		N/A		N/A		N/A
Sweep Class	.93	%(1)	.95	%(1)	*		.95	%(1)	.95	%(1)	*		N/A		N/A		N/A		N/A

*	Class not currently operational.
(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2010, to be changed only by Board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2010, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.
(4)	Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds were .45%, .50%, .60% and .35%, respectively.

On September 18, 2008 the U.S. Treasury Department (the “Treasury”) commenced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Trust’s Board of Trustees approved the participation of the below listed Funds in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury offered funds participating in the Program an extension until September 18, 2009.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	43

Notes to Financial Statements (Continued)

July 31, 2009

Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share (NAV) falls below $0.995. The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008. The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement.

In connection with the Program’s extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

Not Participating in Program after April 30, 2009:

Treasury Fund

Treasury II Fund

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Money Market Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%
Government Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%
Government II Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Prime Obligation Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Class H	.25%	.18%	—
Sweep Class	.25%	—	.50%
Treasury Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Treasury II Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Short-Duration Government Fund
Class A	.25%	—	—
Intermediate-Duration Government Fund
Class A	.25%	—	—
GNMA Fund
Class A	.25%	—	—
Ultra Short Bond Fund
Class A	.25%	—	—
*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statement of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six months ended July 31, 2009:

	Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class B	$23,602	$—
Class C	64,350	—
Sweep Class	79,123	—
Government Fund
Class B	458,186	—
Class C	249,948	—
Sweep Class	95,596	—
Government II Fund
Class B	228,735	—
Class C	69,906	—
Prime Obligation Fund
Class B	103,542	—
Class C	543,074	—
Class H	103,499	—
Sweep Class	41,360	—
Treasury Fund
Class A	—	—	*
Class B	546,028	—	*
Class C	128,237	—	*
Sweep Class	542,082	—	*
Treasury II Fund
Class A	—	—	*
Class B	384,366	—	*
Class C	30,420	—	*

*	In order to maintain the minimum yield, the Administrator waived Administration Fees at the fund level of $52,936 and $330,448 for the Treasury Fund and the Treasury II Fund, respectively.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the Adviser. The Trust pays each

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Capital Support Agreement — The Prime Obligation Fund has entered into a Capital Support Agreement with SEI Investments Company (“SEI”). Please see Note 9 for more information.

Other Affiliated Transactions — For the year ended January 31, 2009, an affiliate of the Adviser purchased from the Money Market Fund all of the notes issued by Cheyne Finance, LLC and Gryphon Funding Limited that were held by the Fund. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction. The transaction is deemed as “Payment by Affiliate” on the Statement of Operations, in the amount of $6,574 ($ Thousands).

For the six months ended July 31, 2009, an affiliate of the Adviser purchased from the Prime Obligation Fund all of the notes issued by Cheyne Finance, LLC and Gryphon Funding Limited that were held by the Prime Obligation Fund. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction. The transaction is deemed as “Payment by Affiliate” on the Statement of Operations, in the amount of $125,587 ($ Thousands).

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

The Adviser serves as each Fund’s investment adviser and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. For its services, the Adviser receives an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee will be calculated based on the combined assets of the Money Market Funds. The Adviser also receives an annual fee equal to ..10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee will be calculated based on the combined assets of these Funds. The Adviser also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Bond Fund. The fee will be calculated based on the net assets of the Ultra Short Bond Fund.

Pursuant to the “manager of managers” structure, the Board of Trustees approved Columbia Management Advisors, LLC (formerly Banc of America Capital Management, LLC) as each Money Market Fund’s investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Money Market Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by the Adviser.

Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fixed Income Fund. For its services to the Fixed Income Funds, Wellington LLP is entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2009, were as follows for the Fixed Income Funds:

	Short- Duration Government Fund ($ Thousands)	Intermediate- Duration Government Fund ($ Thousands)	GNMA Fund ($ Thousands)	Ultra Short Bond Fund ($ Thousands)
Purchases
U.S. Government	$374,635	$83,182	$552,718	$36,301
Other	6,019	—	—	25,632
Sales
U.S. Government	$418,957	$105,150	$517,658	$10,626
Other	41,176	6,727	143	31,577

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	45

Notes to Financial Statements (Continued)

July 31, 2009

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2009	$18,606	$—	$18,606
	2008	56,488	—	56,488
Government Fund	2009	34,534	—	34,534
	2008	48,798	—	48,798
Government II Fund	2009	32,492	—	32,492
	2008	43,747	—	43,747
Prime Obligation Fund	2009	116,243	—	116,243
	2008	277,604	—	277,604
Treasury Fund	2009	15,408	—	15,408
	2008	48,447	—	48,447
Treasury II Fund	2009	6,683	—	6,683
	2008	10,234	—	10,234
Short-Duration Government Fund	2009	6,868	—	6,868
	2008	5,655	—	5,655
Intermediate-Duration Government Fund	2009	2,389	—	2,389
	2008	1,582	—	1,582
GNMA Fund	2009	5,478	—	5,478
	2008	6,742	—	6,742
Ultra Short Bond Fund	2009	11,795	—	11,795
	2008	13,045	—	13,045

As of January 31, 2009, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Total Accumulated Losses ($ Thousands)
Money Market Fund	$520	$—	$(23)	$—	$(566)	$—	$(69)
Government Fund	1,415	—	(91)	—	(1,415)	—	(91)
Government II Fund	1,001	—	(15)	—	(1,001)	—	(15)
Prime Obligation Fund	2,133	—	(21)	—	(3,036)	(331)	(1,255)
Treasury Fund	105	—	(93)	—	(105)	—	(93)
Treasury II Fund	52	—	(17)	—	(52)	—	(17)
Short-Duration Government Fund	930	—	(2,812)	(1,135)	(930)	2,503	(1,444)
Intermediate-Duration Government Fund	341	347	—	—	(278)	1,211	1,621
GNMA Fund	491	—	(10,058)	—	(500)	2,998	(7,069)
Ultra Short Bond Fund	616	—	(5,257)	(935)	(621)	(45,988)	(52,185)

Amounts designated as “—” are $0 or have been rounded to $0.

At January 31, 2009, the following Funds had capital loss carry-forwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration Date
Money Market Fund	$16	1/31/14
	2	1/31/15
	4	1/31/16
	1	1/31/17
Government Fund	1	1/31/11
	54	1/31/13
	4	1/31/14
	32	1/13/16
Government II Fund	15	1/31/16
Prime Obligation Fund	1	1/31/14
	20	1/31/16

	Amount ($ Thousands)	Expiration Date
Treasury Fund	$65	1/31/12
	1	1/31/13
	22	1/31/14
	5	1/31/15
Treasury II Fund	13	1/31/14
	4	1/31/16
Short-Duration Government Fund	27	1/31/14
	2,785	1/31/15
GNMA Fund	776	1/31/11
	6,407	1/31/12
	1,119	1/31/13
	6	1/31/14
	1,552	1/31/15
	198	1/31/16

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

	Amount ($ Thousands)	Expiration Date
Ultra Short Bond Fund	$557	1/31/11
	442	1/31/12
	1,020	1/31/13
	1,045	1/31/14
	1,716	1/31/15
	296	1/31/16
	181	1/31/17

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2009, the Government Fund, Government II Fund, Prime Obligation Fund, Treasury II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund and GNMA Fund utilized $8,658, $15,904, $103,274, $13,770, $2,141,251, $2,055,699 and $1,396,975, respectively, of capital loss carryforwards, to offset capital gains.

At July 31, 2009, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Prime Obligation Fund and Fixed Income Funds at July 31, 2009, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Short-Duration Government Fund	$206,940	$2,825	$(579)	$2,246
Intermediate-Duration Government Fund	62,838	1,398	(146)	1,252
GNMA Fund	225,123	5,978	(518)	5,460
Ultra Short Bond Fund	284,161	1,761	(35,047)	(33,286)

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2009 no provision for income tax is required in the Fund’s financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in FIN 48. SEI Investment Company (“SEI”), which is the parent company of the Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the year ended July 31, 2009. Accordingly, no provision for taxes is required. The Fund’s federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations.

7. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. OTHER

The Board of Trustees approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. This Fund experienced excess tracking error due to the impact of rounding on this Fund’s net asset value (“NAV”). The reverse share split resulted in a higher NAV for this Fund, thus decreasing the level of tracking error resulting from NAV rounding. The per share information included in the financial highlights for all periods prior to the reverse share split have been adjusted to properly reflect the effects of the reverse share spilt on a retroactive basis.

9. CAPITAL SUPPORT AGREEMENT

The Prime Obligation and Money Market Fund each originally entered into a Capital Support Agreement with SEI, which is the parent company of the Adviser, on November 8, 2007. As of September 30, 2008, the Money Market Fund no longer held any structured investment vehicle (“SIV”) securities and the Capital Support Agreement with the Money Market Fund lapsed.

On November 5, 2008, the Prime Obligation Fund entered into an Amended and Restated Capital Support Agreement (the “Amended CSA”) with SEI which extended the termination date under the original Capital Support Agreement with the Prime Obligation Fund to November 6, 2009. The Amended CSA provides that if the Prime Obligation Fund realizes payments or sales proceeds from the ultimate disposition of any of the specified SIV securities which are less than its amortized cost, SEI will be required to provide capital to the Prime Obligation Fund equal to the amount by which the amortized cost of the specified SIV security exceeds the amount realized from the sale or other disposition of such security. In March 2009, SEI purchased at amortized cost from the Prime Obligation Fund certain of the SIV securities held by that Fund, thereby reducing the amount of specified SIV securities held in that Fund. The specified SIV securities still

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	47

Notes to Financial Statements (Concluded)

July 31, 2009

held in the Prime Obligation Fund as of July 31, 2009 are footnoted on the Schedule of Investments. The specified SIV securities in the Prime Obligation Fund had an aggregate par value of $59,951,738 on July 31, 2009.

Under the Amended CSA, SEI must maintain collateral in the form of a letter of credit and/or a segregated cash account equal to the difference between the amortized cost value and the market value of the specified SIV securities plus an amount equal to ten percent of the market value of the specified SIV securities. As of July 31, 2009, SEI’s obligations under the Amended CSA were supported by Letters of

Credit in the amount of $39 million issued by a bank having a First Tier credit rating. The Prime Obligation Fund will draw on the Letters of Credit or the segregated account in the event that SEI fails to make a cash contribution when due under the Amended CSA.

The Prime Obligation Fund will sell the specified SIV securities (i) promptly following any change in the Letter of Credit provider’s short term credit ratings such that the Letter of Credit provider’s obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Amended CSA.

The following table shows the Eligible Notes and their amortized cost and fair market value as of July 31, 2009.

	Face Amount ($ Thousands)	Amortized Cost ($ Thousands)	Fair Value ($ Thousands)	Unrealized Depreciation ($ Thousands)

Prime Obligation Fund
Stanfield Victoria Funding LLC MTN 1.070%, 03/14/10	$59,952	$59,949	$29,976	$(29,973)

The value of the Amended CSA is made up of the unrealized depreciation above.

10. SUBSEQUENT EVENT

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 28, 2009 (i.e., the date the financial statements were available to be issued). Based on this evaluation, no adjustments were required to the financial statements as of July 31, 2009. However, the following are details relating to subsequent events that have occurred since July 31, 2009 through September 28, 2009.

Subsequent to July 31, 2009, at a special meeting held on September 11, 2009 and adjourned to September 25, 2009 for the Government Fund, the shareholders of the Money Market Funds voted on a proposal to approve an amendment to the investment advisory agreement that would increase the management fee payable by the Money Market Funds to the Advisor for its investment advisory services. The results of the voting are detailed in Shareholder Voting Results, located on page 54.

Subsequent to July 31, 2009, an affiliate of SIMC purchased from the Prime Obligation Fund the notes issued by Stanfield Victoria Funding LLC (“Stanfield”) that were held by the Fund. As a result of SEI’s purchase, there was no loss incurred by the Prime Obligation Fund on this transaction. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Stanfield was not an Eligible Security at the time of the transaction. Since the Prime Obligation Fund held no Eligible Notes as of September 28, 2009, the Capital Support Agreement with the Prime Obligation Fund terminated as of that date.

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the fund’s gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	49

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Annualized Expense Ratios	Expense Paid During Period*
Money Market Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,002.50	0.25%	$1.24
Class B Shares	1,000.00	1,001.20	0.52	2.58
Class C Shares	1,000.00	1,000.60	0.65	3.22
Sweep Class Shares	1,000.00	1,000.40	0.70	3.47
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.55	0.25%	$1.25
Class B Shares	1,000.00	1,022.22	0.52	2.61
Class C Shares	1,000.00	1,021.57	0.65	3.26
Sweep Class Shares	1,000.00	1,021.32	0.70	3.51
Government Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,001.10	0.23%	$1.14
Class B Shares	1,000.00	1,000.40	0.38	1.88
Class C Shares	1,000.00	1,000.40	0.39	1.93
Sweep Class Shares	1,000.00	1,000.40	0.40	1.98
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.65	0.23%	$1.15
Class B Shares	1,000.00	1,022.91	0.38	1.91
Class C Shares	1,000.00	1,022.86	0.39	1.96
Sweep Class Shares	1,000.00	1,022.81	0.40	2.01
Government II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.90	0.23%	$1.14
Class B Shares	1,000.00	1,000.40	0.34	1.69
Class C Shares	1,000.00	1,000.40	0.33	1.64
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.65	0.23%	$1.15
Class B Shares	1,000.00	1,023.11	0.34	1.71
Class C Shares	1,000.00	1,023.16	0.33	1.66
Prime Obligation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,001.50	0.25%	$1.24
Class B Shares	1,000.00	1,000.40	0.46	2.28
Class C Shares	1,000.00	1,000.40	0.48	2.38
Class H Shares	1,000.00	1,000.10	0.37	1.83
Sweep Class Shares	1,000.00	1,000.40	0.67	3.32
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.55	0.25%	$1.25
Class B Shares	1,000.00	1,022.51	0.46	2.31
Class C Shares	1,000.00	1,022.41	0.48	2.41
Class H Shares	1,000.00	1,022.96	0.37	1.86
Sweep Class Shares	1,000.00	1,021.47	0.67	3.36

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Annualized Expense Ratios	Expense Paid During Period*
Treasury Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.50	0.22%	$1.09
Class B Shares	1,000.00	1,000.40	0.25	1.24
Class C Shares	1,000.00	1,000.40	0.25	1.24
Sweep Class Shares	1,000.00	1,000.40	0.25	1.24
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.70	0.22%	$1.10
Class B Shares	1,000.00	1,023.55	0.25	1.25
Class C Shares	1,000.00	1,023.55	0.25	1.25
Sweep Class Shares	1,000.00	1,023.55	0.25	1.25
Treasury II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.30	0.14%	$0.69
Class B Shares	1,000.00	1,000.30	0.14	0.69
Class C Shares	1,000.00	1,000.30	0.14	0.69
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.10	0.14%	$0.70
Class B Shares	1,000.00	1,024.10	0.14	0.70
Class C Shares	1,000.00	1,024.10	0.14	0.70
Short-Duration Government Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,025.50	0.48%	$2.41
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.41	0.48%	$2.41
Intermediate-Duration Government Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,026.30	0.53%	$2.66
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.17	0.53%	$2.66
GNMA Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,040.70	0.63%	$3.19
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.97	0.63%	$3.16
Ultra Short Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,055.30	0.38%	$1.94
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.38%	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Board of Trustees Considerations in Approving the Continuation of the Funds’ Advisory and Sub-Advisory Agreements (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	51

Board of Trustees Considerations in Approving the Continuation of the Funds’ Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

At the March 25-26, 2009 meetings of the Board of Trustees (the “Board Meeting”), the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. Additionally, during the Board Meeting, the Board, including the Independent Trustees, also considered a proposal to amend the Advisory Agreement, which would increase the management fee that certain of the Funds pay to SIMC (the “Proposal”). SIMC requested an increase in its management fee because SIMC believed it was necessary to ensure that SIMC is able to retain and/or attract qualified sub-advisers to provide sub-advisory services for certain of the Funds. The Board, including all of the Independent Trustees, unanimously approved this Proposal, subject to the approval of the affected Funds’ shareholders. The Board concluded, in the exercise of its reasonable judgment that the Proposal was fair and reasonable in relation to the services expected to be provided to each of the affected Funds and that approval of the Proposal would be in the best interests of the shareholders of each of the affected Funds. The Board also determined that the basis for the renewal of the Advisory Agreement would remain the basis for the Board’s approval of the Proposal, subject to the new consideration of the proposed higher management fee rate. The Board’s approval of both the Proposal and the Investment Advisory Agreements was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2009	53

Shareholder Voting Results (Unaudited)

At a special meeting held on September 11, 2009 and adjourned to September 25, 2009 for the Government Fund, the shareholders of the Money Market Funds voted on a proposal to approve an amendment to the investment advisory agreement that would increase the management fee payable by the Money Market Funds to the Advisor for its investment advisory services. The results of the voting were as follows:

Government
	Number of Shares Voted	% of Oustanding Shares	% Shares Present
Yes	1,029,023,164.07	51.36%	63.23%
No	569,508,287.75	28.43%	35.00%
Abstain	28,785,646.88	1.44%	1.77%

Total	1,627,317,098.70	81.23%	100.00%

Government II
	Number of Shares Voted	% of Oustanding Shares	% Shares Present
Yes	1,227,988,443.2700	66.66%	85.04%
No	202,193,937.9500	10.98%	14.00%
Abstain	13,896,194.0300	0.75%	0.96%

Total	1,444,078,575.2500	78.39%	100.00%

Money Market
	Number of Shares Voted	% of Oustanding Shares	% Shares Present
Yes	249,302,016.1300	43.28%	82.08%
No	52,521,157.4800	9.12%	17.29%
Abstain	1,897,269.0400	0.33%	0.63%

Total	303,720,442.6500	52.73%	100.00%

Treasury
	Number of Shares Voted	% of Oustanding Shares	% Shares Present
Yes	502,162,929.1300	50.09%	90.67%
No	40,317,647.6500	4.02%	7.28%
Abstain	11,364,857.9500	1.14%	2.05%

Total	553,845,434.7300	55.25%	100.00%

Treasury II
	Number of Shares Voted	% of Oustanding Shares	% Shares Present
Yes	438,275,484.0500	54.42%	93.90%
No	25,846,681.7600	3.21%	5.54%
Abstain	2,635,605.4400	0.33%	0.56%

Total	466,757,771.2500	57.96%	100.00%

Prime Obligation
	Number of Shares Voted	% of Oustanding Shares	% Shares Present
Yes	1,977,390,301.2200	56.81%	96.78%
No	64,835,885.3100	1.86%	3.17%
Abstain	966,022.6900	0.03%	0.05%

Total	2,043,192,209.2200	58.70%	100.00%

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2009

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2009

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

James Ndiaye

Vice President, Assistant Secretary

Michael T. Pang

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-037 (7/09)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Daily Income Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: September 29, 2009

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: September 29, 2009